As filed with the Securities and Exchange Commission on November 13, 2017

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 98	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

100 Summer Street

SUM0703

Boston, MA 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 13, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

THE GLENMEDE FUND, INC.

Prospectus

November 13, 2017

Quantitative U.S. Large Cap Value Equity Portfolio (GQLVX)

Quantitative U.S. Small Cap Equity Portfolio (GQSCX)

Investment Advisor

Glenmede Investment Management LP

The Securities and Exchange Commission has not approved or disapproved the Portfolios’ securities or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION

Quantitative U.S. Large Cap Value Equity Portfolio

Investment Objective: Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)[1]	3.44%

Total Annual Portfolio Operating Expenses	3.99%
Fee Waivers and Expense Reimbursements[2]	2.99%

Net Expenses	1.00%

[1]	Other Expenses are based on estimated amounts for the first full fiscal year of the Portfolio.
[2]

Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2019 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$940

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. Prior to the date of this prospectus, the Portfolio had not commenced operations and did not have a portfolio turnover rate.

Principal Investment Strategies: Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Value Index. That capitalization range was $2.4 billion to $813.9 billion as of May 12, 2017.

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The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued. These computer models rank securities based on certain criteria, including price in relation to earnings, cash flow and assets. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Principal Investment Risks: All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Performance Information: Because the Portfolio has not commenced operations as of the date of this prospectus, information on the Portfolio’s performance is not included in this section.

Investment Adviser: Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers: Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on November 13, 2017.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 6 of this Prospectus.

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Quantitative U.S. Small Cap Equity Portfolio

Investment Objective: Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (includes 0.20% shareholder servicing fees payable to Glenmede Trust)[1]	3.44%

Total Annual Portfolio Operating Expenses	3.99%
Fee Waivers and Expense Reimbursements[2]	2.99%

Net Expenses	1.00%

[1]	Other Expenses are based on estimated amounts for the first full fiscal year of the Portfolio.
[2]

The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 1.00% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2019 without the approval of the Board.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$102	$940

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade its securities to achieve its principal investment strategies. Prior to the date of this prospectus, the Portfolio had not commenced operations and did not have a portfolio turnover rate.

Principal Investment Strategies: Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of small cap companies tied economically to the U.S. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index. That capitalization range was $144 million to $4.4 billion as of May 12, 2017.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as undervalued. These computer models rank securities based on certain criteria, including price in relation to earnings, cash flow and assets. The Portfolio may actively trade its securities to achieve its principal investment strategies.

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Principal Investment Risks: All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may defer the opportunity to realize gains.

Performance Information: Because the Portfolio has not commenced operations as of the date of this prospectus, information on the Portfolio’s performance is not included in this section.

Investment Adviser: Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers: Vladimir de Vassal, CFA, Director of Quantitative Research, Paul T. Sullivan, CFA, Portfolio Manager, and Alexander R. Atanasiu, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since its inception on November 13, 2017.

Tax Information: Each Portfolio’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRAs”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares: There are no minimum initial or subsequent investment requirements for the Portfolios. The Glenmede Trust Company, N.A. (“Glenmede Trust”) has informed the Fund that it and its affiliated companies’ (“Affiliates”) minimum initial investment requirements for their clients’ investments in the Portfolios is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation: If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.

Each Portfolio’s investment objectives and strategies may be changed by the Board without shareholder approval.

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that a Portfolio employs a temporary defensive investment strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on that Portfolio’s performance.

Quantitative U.S. Large Cap Value Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of large cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Value Index.

Quantitative U.S. Small Cap Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in common stocks of small cap companies tied economically to the U.S. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P or Russell. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.

Portfolio Turnover

Each Portfolio may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact a Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

Selection of Investments

The Advisor evaluates the rewards and risks presented by all securities purchased by each Portfolio and how they may advance the Portfolio’s investment objective. It is possible that these evaluations will prove to be inaccurate.

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Other Types of Investments

In addition to each Portfolio’s principal investment strategies, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).

Foreign Securities: Each Portfolio may invest in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”), which involve risks similar to those accompanying direct investment in foreign securities. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent a Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose the Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.

Investing in foreign securities includes the risk of possible losses through the holding of securities in domestic and foreign custodian banks and depositories. Additionally, many countries are dependent on a healthy U.S. economy, and are adversely affected when the U.S. economy weakens or its markets decline. In addition, the risks of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries.

Initial Public Offerings: Each Portfolio may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (the risk that a Portfolio may experience difficulty in selling its IPO shares in a timely manner).

When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more

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established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Investments in Other Investment Companies: To the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), each Portfolio may invest in shares of other registered investment companies, including exchange traded funds (“ETFs”). If a Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF invests in or is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

Real Estate Investment Trusts: Each Portfolio may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Internal Revenue Code of 1986, as amended (the “Code”) requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

Repurchase Agreements: Each Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term.

In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Securities Lending: In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Fund’s Board. The value of the securities loaned may not exceed one-third of

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the value of the total assets of the Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.

Cyber Security Risk: The Portfolios and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Portfolio to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Portfolios or their advisers, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Portfolios. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential business information, impede trading, subject a Portfolio to regulatory fines or financial losses and/or cause reputational damage. A Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuer of securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investment in such companies to lose value.

Portfolio Holdings

The Advisor may publicly disclose information concerning the securities held by each Portfolio in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission (“SEC”). In addition, the Advisor may post each Portfolio’s month-end, top-ten portfolio holdings no earlier than ten calendar days after the end of each month, and/or the complete quarter-end portfolio holdings no earlier than ten calendar days after the end of each calendar quarter, on its website, www.glenmedeim.com. This information will generally remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holding report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders.

A further description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

PRICE OF PORTFOLIO SHARES

The price of shares issued by each Portfolio is based on its NAV. Each Portfolio’s NAV per share is determined as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Board has approved that the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Each Portfolio’s investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Fund’s Board. The Advisor and State Street Bank & Trust Company, the Fund’s custodian, regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report is submitted describing any security that has been fair valued and the basis for the fair value determination.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not

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been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

Each Portfolio may appoint one or more intermediaries as their agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. Orders placed through these intermediaries will be deemed to have been received and accepted by the Portfolio when the intermediary accepts the order. Therefore, the purchase or redemption order will reflect the NAV per share next determined after receipt of the order by the intermediary, if the intermediary successfully transmits the order to the Portfolio’s transfer agent by the next business morning.

Purchase of Shares

Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of clients and clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Portfolio and its shareholders.

Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of a Portfolio or to reject purchase orders when, in the judgment of the Advisor, such suspension or rejection is in the best interests of a Portfolio. Subject to the Board’s discretion, the Advisor will monitor each Portfolio’s total assets and may decide to close any of the Portfolios at any time to new investments or to new accounts due to concerns that a significant increase in the size of a Portfolio may adversely affect the implementation of the Portfolio’s investment strategy. Subject to the Board’s discretion, once closed, the Advisor may also choose to reopen a Portfolio to new investments at any time, and may subsequently close such Portfolio again should concerns regarding the Portfolio’s size recur. If a Portfolio closes to new

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investments, generally that Portfolio would be offered only to certain existing shareholders of the Portfolio and certain other persons, who may be generally subject to cumulative, maximum purchase amounts. The Fund, however, reserves the right to reopen a Portfolio, once closed, to new investments from time to time at its discretion.

Redemption of Shares

You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Fund’s transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will typically be paid your redemption proceeds within one business day after the Fund’s transfer agent receives your redemption order in proper form. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the SEC.

Redemption proceeds are typically paid in cash from the proceeds of the sale of portfolio securities, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities. A shareholder will be exposed to market risk until the readily marketable securities are converted to cash and may incur transaction expenses in converting these securities to cash. These redemption methods are used regularly and may also be used in stressed market conditions.

Frequent Purchases and Redemptions of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing may disrupt portfolio management strategies; harm the performance of the Portfolio; dilute the value of Portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a Portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolio’s shares, the Fund has established the following procedures designed to discourage market timing of the Portfolios. The Fund will enforce its policies and procedures to discourage market timing of the Portfolios’ shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust and the Advisor periodically review trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in their judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust or the Advisor, as applicable. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust or the Advisor, as applicable, will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and the Advisor and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust or the Advisor, as applicable, will determine what action to take, including terminating the relationship with the financial intermediary.

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DIVIDENDS AND DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders in the form of a quarterly dividend.

The Portfolios normally distribute any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless of whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities, if any, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Portfolio’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

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Sales and Redemptions

You will generally recognize taxable gain or loss for Federal income tax purposes on a sale or redemption of your shares based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Portfolios (or relevant broker or financial advisor) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Portfolio shareholders cost basis information when such shares are sold. The Portfolios have elected to use the average cost method, unless you instruct the Portfolios to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial advisor, they may select a different cost basis method. In these cases, please contact your broker or other financial advisor to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your Federal and state income tax returns. Portfolio shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the shares.

Backup Withholding

Each Portfolio may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Portfolios, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Portfolios.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business, then the foreign investor’s income from the Portfolio will generally be subject to U.S. Federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

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The Portfolios are generally required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions, sales and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. Government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, is wholly-owned by Glenmede Trust. As of September 30, 2017, the Advisor had over $17.5 billion in assets under management.

Under its Investment Advisory Agreements with the Fund, the Advisor, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio’s purchase and sale orders.

Each Portfolio pays a management fee to the Advisor for its investment advisory services, calculated daily and paid monthly, at the annual rate of 0.55% of such Portfolio’s average daily net assets. The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that each Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2019. Shareholders will be notified if these waivers and/or reimbursements are discontinued after that date.

Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreements will be available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2017.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to the Institution’s customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department. Alexander R. Atanasiu, CFA, has been a Portfolio Manager of the Advisor

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since 2015. Mr. Atanasiu has been employed by the Advisor as a quantitative research analyst since 2005. Messrs. de Vassal, Sullivan and Atanasiu have managed the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio since each Portfolio’s commencement of operations on November 13, 2017.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.

Advisor Prior Performance Information for the Quantitative U.S. Large Cap Value Equity

The portfolio managers for the Quantitative U.S. Large Cap Value Equity Portfolio are employees of the Advisor (Glenmede Investment Management LP, as defined above). The table below sets forth the average annual returns of all separate accounts (referred to in the aggregate as the “Quantitative U.S. Large Cap Value Equity Composite”) managed by the portfolio managers on behalf of the Advisor that have investment objectives, policies and strategies the Advisor believes are substantially similar to the Quantitative U.S. Large Cap Value Equity Portfolio, and have been managed in substantially the same way that the Quantitative U.S. Large Cap Value Equity Portfolio is to be managed by the Advisor. The Quantitative U.S. Large Cap Value Equity Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the 1940 Act and the Code that the Portfolio is subject to, which had they applied, might have adversely affected its performance. In addition, securities held by the Portfolio will not be identical to the securities held by the Quantitative U.S. Large Cap Value Equity Composite, but the Advisor believes differences do not alter the conclusion that the Portfolio and the Quantitative U.S. Large Cap Value Equity Composite are substantially similar.

The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts and does not represent the performance of the Portfolio. Investors should not consider this performance data as a substitute for the performance of the Portfolio, nor should investors consider this data as an indication of future performance of the Portfolio, or of the Advisor. The returns are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investing in the Portfolio.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Portfolio, which are estimates and are listed in the Fees and Expenses Table, were deducted during such periods. The Advisor has informed the Fund that the Quantitative U.S. Large Cap Value Equity Composite performance was calculated using Global Investment Performance Standards (“GIPSTM”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

Annual Total Returns for the periods ended September 30, 2017

	1 Year	Since April 30, 2015[1]
Quantitative U.S. Large Cap Value Equity Composite	20.84%	9.15%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[2]	15.12%	8.40%

[1]

The Quantitative U.S. Large Cap Value Equity Composite was created on April 30, 2015. It has been managed by the current portfolio managers since its inception. As of September 30, 2017, there was 1 account in the Quantitative U.S. Large Cap Value Equity Composite. Composite performance calculations are time-weighted to account for periodic contributions and withdrawals. Composite returns consist of size-weighted portfolio returns using beginning of period values to weight portfolio returns.

[2]

The Russell 1000® Value Index is a market value weighted index which measures the performance of those 1,000 largest companies in the Russell 3000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Value Index is unmanaged, and investors cannot invest directly in the Index.

GENERAL INFORMATION

If you have any questions regarding the Portfolios, contact the Fund at the address or telephone number stated on the back cover page.

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FINANCIAL HIGHLIGHTS

Financial highlights for the Portfolios are not presented as the Portfolios had not commenced operations as of the date of this Prospectus.

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Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports will provide additional information about the Portfolios’ investments. The Annual Report will also contain a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (“SAI”)

The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference).

You will be able to get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents will also be available on Glenmede Investment Management’s website at www.glenmedeim.com. You may also request other information about the Portfolios, and make inquiries as follows:

Write to:

The Glenmede Fund, Inc.

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

By phone:

1-800-442-8299

Information about the Portfolios (including the Portfolios’ SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The third party marks appearing above are the marks of their respective owners.

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THE GLENMEDE FUND, INC.

(800) 442-8299

STATEMENT OF ADDITIONAL INFORMATION

November 13, 2017

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with The Glenmede Fund, Inc.’s (“Glenmede Fund” or the “Fund”) Prospectus dated November 13, 2017, as amended or supplemented from time to time (the “Prospectus”). This SAI is for the Quantitative U.S. Large Cap Value Equity Portfolio (GQLVX) and the Quantitative U.S. Small Cap Equity Portfolio (GQSCX), (each, a “Portfolio” and collectively, the “Portfolios”). No investment in shares of the Portfolios should be made without first reading the Prospectus of the Portfolios. This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Portfolios’ Prospectus and Annual Report will be available without charge, upon request, by calling the Fund at the above telephone number.

Capitalized terms used in this SAI and not otherwise defined have the same meanings given to them in the Fund’s Prospectus.

THE FUND

The Glenmede Fund was organized as a Maryland corporation on June 30, 1988. The Glenmede Fund’s Articles of Incorporation, as amended, authorize its Board of Directors (the “Board”) to issue 6,000,000,000 shares of common stock, with a $.001 par value. The Board has the power to subdivide these shares into one or more investment portfolios from time to time. The Board also has the power to designate separate classes of shares within the same Portfolio. As of the date hereof, the Glenmede Fund is offering shares of the following twenty Portfolios, of which the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio are described herein: Core Fixed Income Portfolio, Equity Income Portfolio, High Yield Municipal Portfolio, International Portfolio, Global Secured Options Portfolio, Large Cap Core Portfolio (Advisor Shares and Institutional Shares), Large Cap Growth Portfolio (Advisor Shares and Institutional Shares), Large Cap Value Portfolio, Long/Short Portfolio, Mid Cap Equity Portfolio (Advisor Shares and Institutional Shares), Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Secured Options Portfolio (Advisor Shares and Institutional Shares), Short Term Tax Aware Fixed Income Portfolio, Small Cap Equity Portfolio (Advisor Shares and Institutional Shares), Strategic Equity Portfolio, Total Market Portfolio, U.S. Emerging Growth Portfolio and Women in Leadership U.S. Equity Portfolio.

The Glenmede Fund is an open-end, management investment company. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) are diversified Portfolios of the Glenmede Fund.

INVESTMENT STRATEGIES

The following investment strategies supplement those set forth in the Portfolios’ Prospectus. Unless specified below and except as described under “Investment Limitations,” the following investment strategies are not fundamental and the Fund’s Board may change such strategies without shareholder approval.

Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio

From time to time, Glenmede Investment Management LP (“GIM” or the “Advisor”) may revise its equity computer model programs to try to maintain or enhance a Portfolio’s performance.

The Portfolios will not engage in “market timing” transactions. However, for temporary defensive purposes each Portfolio may invest a portion of its assets (up to 20%) in short-term money market instruments issued by U.S. or foreign issuers, denominated in dollars or any foreign currency, including short-term certificates of deposit (including variable rate certificates of deposit), time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P Global Ratings (“S&P”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”), or in similar money market securities.

COMMON INVESTMENT POLICIES AND RISKS

Borrowing

As a temporary measure for extraordinary or emergency purposes, each Portfolio may borrow money from banks in amounts not exceeding one-third of total assets. However, neither Portfolio will borrow money for speculative purposes. If the market value of a Portfolio’s securities should decline, the Portfolio may experience difficulty in repaying the borrowing.

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), a Portfolio must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Portfolio’s assets should fail to meet this 300% coverage test, a Portfolio, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. The Portfolios are authorized to pledge portfolio securities to the lender as collateral in connection with any borrowings. Reverse repurchase agreements constitute borrowings, and leverage is a related risk.

Credit Risks

Because the Portfolios may invest in fixed income securities, they are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk.

Ratings published by Nationally Recognized Statistical Rating Organizations (“NRSROs”) are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower-rated bonds generally pay higher yields to compensate investors for the greater risk.

Exchange-Traded Funds

The Portfolios may invest in shares of registered open-end or closed-end investment companies, including exchange traded funds (“ETFs”). Some ETFs seek to track the performance of a particular market index, and are a type of index fund bought and sold on a securities exchange. These indices include not only broad-market indices but more narrowly-based indices as well, including those relating to particular sectors, markets, regions or industries. ETF and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ National Market System. The Portfolios may purchase ETF shares as a way of gaining exposure to the segments of the equity or fixed income markets represented by the ETF’s portfolio instead of buying those portfolio securities directly. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. Because most ETFs are investment companies, the Portfolios’ purchase of ETF shares generally are subject to the percentage limitations and risks described below under “Investment Company Securities.”

An investment in an ETF or a closed-end fund generally presents the same primary risks as an investment in a conventional open- end fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF or a closed-end fund can fluctuate within a wide range, and the Portfolios could lose money investing in such a fund if the prices of the stocks owned by it go down. In addition, ETFs and closed-end funds are subject to the following risks that do not apply to conventional open-end funds: (i) the market price of their shares may trade at a discount to their net asset value; (ii) an active trading market for their shares may not develop or be maintained; or (iii) trading of their shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities

The Portfolios may invest in fixed income securities, which are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of a Portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it.

There may be little trading in the secondary market for particular debt securities, which may affect adversely the Portfolio’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Fixed income securities are subject to “credit risk” — the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, may present the highest credit risk. The Advisor attempts to reduce the risks described above through diversification of Portfolio investments and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See Appendix A to this SAI for more information about credit ratings.

Foreign Securities

The Portfolios may invest in foreign securities either directly or through American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”). Such investments may involve higher costs than investments in U.S. securities, including higher transaction costs and additional taxes by foreign governments. Foreign investments may also present additional risks associated with currency exchange rates, differences in accounting, auditing and financial reporting standards, holding securities in domestic and foreign custodian banks and depositories, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividends, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of dividends or principal and interest on foreign obligations.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Portfolio are uninvested and no return is earned. The inability of a Portfolio to make intended security purchases due to these and other settlement problems could cause such Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Additionally, a Portfolio may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts.

Although the Portfolios are permitted to invest in securities denominated in foreign currencies, the Portfolios value their securities and other assets in U.S. dollars. As a result, the NAV of the Portfolios’ shares may fluctuate with U.S. dollar exchange rates as well as with price changes of a Portfolio’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Portfolios make their investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolios’ securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Portfolios’ securities in their local markets. In addition to favorable and unfavorable currency exchange rate developments, the Portfolios are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Economies of emerging market countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging market countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging market countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Portfolios’ income from investments in securities or debt instruments of emerging country issuers.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a Portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Lastly, emerging market countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause the Portfolios to suffer a loss of any or all of its investments (or, in the case of fixed income securities, interest) in emerging market countries.

Illiquid Securities

The Portfolios will not invest more than 15% of their respective net assets in securities that are illiquid. These securities are subject to the risk that should a Portfolio need to dispose of such securities, there may not be a ready market or the Portfolio may have to sell such securities at an undesirable price. Illiquid securities include securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund’s books (including repurchase agreements in excess of seven days).

Indexed Securities

An indexed security is an instrument whose price is indexed to the price of another security, security index, currency, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Initial Public Offerings

An initial public offering (“IPO”) is a company’s first offering of stock to the public. The Portfolios may invest in IPOs.

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

When a Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investments in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance. Because of the price volatility of IPO shares, a Portfolio may choose to hold IPO shares for a very short period of time. This may increase the portfolio turnover and may lead to increased expenses to the Portfolio, such as commissions and transaction costs. By selling IPO shares, the Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Portfolio will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Portfolio’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

Interest Rate Risks

The Portfolios may invest in fixed income securities. Generally, a fixed income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they usually offer higher yields to compensate investors for the greater risks. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting the Portfolio’s performance. Substantial redemptions from bond and other income funds may worsen that impact. Dividend paying and other types of equity securities also may be adversely affected from an increase in interest rates.

Investment Company Securities

Each Portfolio may invest in securities issued by other open-end or closed-end investment companies, including ETFs. Each Portfolio may invest in securities issued by such other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, each Portfolio’s investment in such securities currently is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of the Portfolio’s total assets with respect to any one investment company; and (iii) 10% of the Portfolio’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits a Portfolio to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Portfolio’s investment objective. As a shareholder of another mutual fund, a Portfolio would bear its pro rata portion of the other investment company’s advisory fees and other expenses, in addition to the expenses the Portfolio bears directly in connection with its own operations. Furthermore, the investment company securities in which a Portfolio invests may decline in value. Pursuant to orders issued by the Securities and Exchange Commission (“SEC”) to certain ETFs and procedures approved by the Board, the Portfolios may invest in certain ETFs in excess of the limits described above, provided that the Fund complies with certain conditions of the SEC orders and any other applicable investment limitations.

Each Portfolio’s shares may be purchased by other investment companies, including other Portfolios of the Fund. An investment company’s shares purchased by a Portfolio would be limited to 10% of the outstanding voting securities of the acquired investment company. For so long as a Portfolio invests in or accepts investments by other affiliated investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Real Estate Investment Trusts

The Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Equity REITs may further be categorized by the type of real estate securities they own, such as apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. Like regulated investment companies such as the Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). A Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. Investing in REITs also involves risks similar to those associated with investing in small capitalization companies. That is, they may have limited financial resources, may trade less frequently and in a limited volume and may be subject to abrupt or erratic price movements in comparison to larger capitalization companies.

In addition, the value of such securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligation.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Under normal circumstances, however, the Portfolios will not enter into repurchase agreements if entering into such agreements would cause, at the time of entering into such agreements, more than 20% of the value of the total assets of the particular Portfolio to be subject to repurchase agreements.

In effect, by entering into a repurchase agreement, a Portfolio is lending its funds to the seller at the agreed upon interest rate, and receiving a security as collateral for the loan. Such agreements can be entered into for periods of one day (overnight repo) or for a fixed term (term repo). Repurchase agreements are a common way to earn interest income on short-term funds.

In a repurchase agreement, a Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Portfolio at not less than the agreed upon repurchase price.

If the seller defaults on its repurchase obligation, a Portfolio holding such obligation will suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Portfolio might be delayed pending court action.

Repurchase agreements that do not provide for payment to a Portfolio within seven days after notice without taking a reduced price are considered illiquid securities.

Securities Lending

Each Portfolio may lend its portfolio securities with a value of up to one-third of its total assets (including the value of the collateral for the loans) to qualified brokers, dealers, banks and other financial institutions who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. A Portfolio may lend its portfolio securities only when the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Advisor in making decisions with respect to the lending of securities, subject to review by the Fund’s Board.

When lending portfolio securities, the securities may not be available to a Portfolio on a timely basis. Therefore, a Portfolio may lose the opportunity to sell the securities at a desirable price. Such loans would also involve risks of delay in receiving additional collateral if the value of the collateral decreases below the value of the securities loaned or even the loss of rights to the collateral should the borrower of the securities fail financially. Additionally, if a borrower of securities files for bankruptcy or becomes insolvent, disposition of the securities may be delayed pending court action. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. A Portfolio may, from time to time, pay negotiated fees in connection with the lending of securities. State Street Bank and Trust Company (“State Street”) serves as the Fund’s securities lending agent. For these services, the lending agent receives a fee based on the income earned on a Portfolio’s investment of cash received as collateral for the loaned securities, a portion of any loan premium paid by the borrower, and reimbursement of expenses advanced as a result of a Portfolio’s securities lending activities, if any.

The lending agent may, on behalf of the Portfolios, invest the cash collateral received in short-term money market instruments, including commercial paper, money market mutual funds, certificates of deposit, time deposits and other short-term bank obligations, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and other highly rated liquid investments. These investments may include mutual funds, with respect to which State Street and/or its affiliates provide investment management or advisory, trust, custody, transfer agency, shareholder servicing and/or other services for which they are compensated.

U.S. Government Obligations

The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Please refer to Appendix A for further information about U.S. Government obligations.

“When Issued,” “Delayed Settlement,” and “Forward Delivery” Securities

Each Portfolio may purchase and sell securities on a “when issued,” “delayed settlement” or “forward delivery” basis. “When issued” or “forward delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. “Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a Portfolio in a “when issued,” “delayed settlement” or “forward delivery” transaction until the Portfolio receives payment or delivery from the other party to the transaction. A Portfolio will segregate cash, U.S. Government securities or other high grade debt obligations at least equal to the value of purchase commitments until payment is made. Such segregated securities will either mature or, if necessary, be sold on or before the settlement date. Although a Portfolio receives no income from the above described securities prior to delivery, the market value of such securities is still subject to change.

A Portfolio will engage in “when issued” transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a Portfolio engages in “when issued,” “delayed settlement” or “forward delivery” transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of speculation. Each Portfolio’s “when issued,” “delayed settlement” and “forward delivery” commitments are not expected to exceed 30% of its total assets absent unusual market circumstances, and each Portfolio will only sell securities on such a basis to offset securities purchased on such a basis.

Securities purchased or sold on a “when issued,” “delayed settlement” or “forward delivery” basis are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed settlement transactions, a Portfolio relies on the seller to complete the transaction; the seller’s failure to do so may cause a Portfolio to miss an advantageous price or yield.

PRICE OF PORTFOLIO SHARES

The NAV per share of each Portfolio is determined by dividing the total market value of its investments and other assets, less liabilities, by the total number of its shares outstanding.

Equity securities listed on a U.S. securities exchange, including ETFs, for which quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued not in excess of the asked prices or less than the bid prices. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies.

Marketable fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market, at the most recent quoted bid price, or when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is not such a reported sale, the latest quoted bid price will be used. NAV includes interest on fixed income securities which is accrued daily. In addition, bond and other fixed income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the Advisor believes such prices reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to specific securities. The matrix pricing method values securities by reference to prices of comparable securities obtained from sources the Advisor deems accurate and reliable. Debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which does not take into account unrealized gains or losses.

When market quotations are unavailable or when events occur that make established valuation methods unreliable, the Portfolios’ investments will be valued at fair value as determined in good faith using methods determined by the Board.

PURCHASE OF SHARES

The purchase price of shares of each Portfolio is the NAV next determined after receipt of the purchase order by the Fund. It is the responsibility of The Glenmede Trust Company, N.A. (“Glenmede Trust”), the Advisor or certain approved brokers, employee benefit plans or other institutions (“Institutions”) to transmit orders for share purchases to State Street, the Fund’s transfer agent, and to deliver, or provide instructions to investors for the delivery of, required funds to State Street, the Fund’s custodian, on a timely basis.

Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the particular Portfolio, (iii) to reduce or waive the minimum for initial and subsequent investments, from time to time and (iv) to close at any time to new investments or to new accounts.

At the discretion of the Fund, investors may be permitted to purchase Portfolio shares by transferring securities to the Portfolio that meets the Portfolio’s investment objective and policies.

REDEMPTION OF SHARES

Redemption proceeds are normally paid in cash, although the Fund has elected to be governed by Rule 18f-1 under the 1940 Act which permits it to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.

PORTFOLIO TURNOVER

The Portfolios may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Portfolios to receive favorable tax treatment. The Portfolios are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

A high portfolio turnover rate can result in corresponding increases in brokerage commissions; however, the Advisor will not consider turnover rate a limiting factor in making investment decisions consistent with that Portfolio’s investment objective and policies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a policy on selective disclosure of portfolio holdings (including, but not limited to, portfolio securities holdings, asset allocations, sector allocations, and other portfolio holdings statistics, collectively referred to herein as “portfolio holdings”). The policy provides that neither the Fund, nor its Advisor, administrator, transfer agent nor distributor (“Fund Service Provider”) will disclose the Fund’s portfolio holdings to any person other than in accordance with the policy. Under the policy, neither the Fund, any Fund Service Provider, nor any of their affiliated persons may receive any compensation in any form, whether in cash or otherwise, in connection with the disclosure of portfolio holdings. A Fund Service Provider may provide portfolio holdings to third parties if such information has been included in the Fund’s public filings as required by the SEC or other filings, reports or disclosure documents as the SEC or other applicable regulatory authorities may require. The Advisor may post the following portfolio holdings on its website or any website maintained for the Fund or otherwise in a manner available to all shareholders: (1) no earlier than ten calendar days after the end of each month, the month-end top-ten portfolio holdings; and/or (2) no earlier than ten calendar days after the end of each calendar quarter, the complete quarter-end portfolio holdings. This information may then be separately provided to any person commencing the day after it is first published on the website. Such information shall remain available on the website at least until the Fund files with the SEC its annual/semi-annual shareholder report or quarterly portfolio holdings report that includes such period.

Portfolio holdings information that is not filed with the SEC or not otherwise required to be disclosed by the SEC or other applicable regulatory authorities, may be provided to third parties only if the Fund has a legitimate business purpose for doing so, the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In order to ensure that the disclosure of the Fund’s non-public portfolio holdings is in the best interests of the Fund’s shareholders and to avoid any potential or actual conflicts of interest with the Fund’s Service Providers or other affiliated persons, disclosure to such third parties must be authorized by the Fund’s President and approved in advance by the Board. Under the policy, the Board of the Fund is to receive information, on a quarterly basis, regarding any disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. Such authorization, pre-approval and reporting is not required for disclosure by the Fund’s Administrator to providers of auditing, custody, proxy voting and other services to the Fund, as well as rating and ranking organizations. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.

Under the policy, the Fund’s President has authorized the release of information regarding the Fund’s portfolio holdings on a daily basis to providers of auditing, custody, proxy voting, legal and other services to the Fund, currently including:

(i)	State Street, in connection with the provision of services as the Fund’s Custodian, Administrator, Transfer Agent, securities lending agent and short sales lending agent;

(ii)	Third-party providers of proxy voting services, such as Institutional Shareholder Services Inc. (“ISS”) and mailing services such as Broadridge Financial Solutions, Inc. (“Broadridge”);

(iii)	PricewaterhouseCoopers LLP, the Fund’s independent registered public accountant, in connection with the provision of services related to the audit of the Fund’s financial statements and certain non-audit services;

(iv)	Third-party providers of pricing/analytical/reconciliation services, such as FT Interactive Data Corporation, FactSet, Bloomberg Valuation Service (BVAL) and Electra Information Systems;

(v)	Ratings and ranking organizations, such as Morningstar, Inc. and Lipper/Thomson Reuters;

(vi)	Drinker Biddle & Reath LLP, in connection with the provision of services as legal counsel to the Fund;

(vii)	Foreside Fund Officer Services, LLC in connection with the provision of services related to the Fund’s compliance program;

(viii)	Barclays Capital Inc, BTIG LLC, J.P. Morgan Securities LLC and its affiliates, Goldman Sachs Execution and Clearing LP and Goldman, Sachs & Co., in connection with the performance of brokerage and options trading and related functions; and

(viii)	Third-party financial printers, such as Bowne and RR Donnelley.

INVESTMENT LIMITATIONS

Each Portfolio is subject to the following restrictions. The numbered restrictions are fundamental policies and may not be changed without the approval of the lesser of: (1) 67% of the voting securities of the affected Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the affected Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected Portfolio.

Each Portfolio will not:

(1)	invest in commodities or commodity contracts, except that each Portfolio may invest in futures contracts and options;

(2)	purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

(3)	make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in investment limitation (9) below, and money market instruments, including bankers’ acceptances and commercial paper, and selling securities on a when issued, delayed settlement or forward delivery basis) which are publicly or privately distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder;

(4)	purchase on margin or sell short, except as specified above in investment limitation (1);

(5)	purchase more than 10% of any class of the outstanding voting securities of any issuer;

(6)	issue senior securities, except that a Portfolio may borrow money in accordance with investment limitation (7) below, purchase securities on a when issued, delayed settlement or forward delivery basis and enter into reverse repurchase agreements;

(7)	borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of 10% of its total assets at the time of the borrowing (entering into reverse repurchase agreements and purchasing securities on a when issued, delayed settlement or forward delivery basis are not subject to this investment limitation);

(8)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in the Prospectus and this SAI and in connection with entering into futures contracts, but the deposit of assets in a segregated account in connection with the writing of covered put and call options and the purchase of securities on a when issued, delayed settlement or forward delivery basis and collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio’s assets or the purchase of any securities on margin for purposes of this investment limitation;

(9)	underwrite the securities of other issuers, or invest more than an aggregate of 15% of the total assets of the Portfolio, at the time of purchase, in securities for which there are no readily available markets, including repurchase agreements which have maturities of more than seven days or, in the case of each Portfolio, securities subject to legal or contractual restrictions on resale;

(10)	invest for the purpose of exercising control over management of any company;

(11)	invest its assets in securities of any investment company, except in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s net assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities; and

(13)	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Each Portfolio also will not:

(14)	with respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies, enterprises or instrumentalities).

If a Portfolio’s borrowings are in excess of 5% (excluding overdrafts) of its total net assets, additional portfolio purchases will not be made until the amount of such borrowing is reduced to 5% or less. Borrowings including reverse repurchase agreements and securities purchased on a when issued, delayed settlement or forward delivery basis may not exceed 33 1/3% of each Portfolio’s total net assets.

In addition, with respect to investment limitation (12), (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

With regard to limitation (13), the purchase of securities of a corporation, a subsidiary of which has an interest in oil, gas or other mineral exploration or development programs shall not be deemed to be prohibited by the limitation.

If a percentage restriction is adhered to at the time an investment is made, a later increase in percentage resulting from a change in value or assets will not constitute a violation of such restriction except as to limitations on borrowings.

MANAGEMENT OF THE FUND

The Fund’s officers, under the supervision of the Board, manage the day-to-day operations of the Fund. The Board members set broad policies for the Fund and choose its officers. Each Board member holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such member and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the Board or shareholders. Each of the Fund’s officers is elected by the Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

Board Members and Officers

The following is a list of the Board members and officers of the Fund, their ages, their principal occupations during the past five years, the number of portfolios that they oversee in the Fund’s complex, and other directorships they hold. The Fund and The Glenmede Portfolios (“Glenmede Portfolios”), an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Unless otherwise indicated below, the address of each Board member and officer is c/o State Street Bank and Trust Company, 100 Summer Street, Floor 7, SUM0703, Boston, MA 02111, Attention: Fund Administration Legal Department.

Name and Age	Positions with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held During Past 5 Years
Interested Directors (1)

Susan W. Catherwood(2) Age: 74	Director of Glenmede Fund (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and serves on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania.	21	Trustee of Glenmede Portfolios (since February 2007)

G. Thompson Pew, Jr.(2) Age: 74	Director of Glenmede Fund (since October 1988) and Chairman of the Fund (since June 2006)	Director (since 2013) of The Glenmede Corporation; Director, Member of the Relationship Oversight Committee, Private Equity/Real Estate Advisory Committee (until 2013), and the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	21	Trustee of Glenmede Portfolios (since May 1992) and Chairman of Glenmede Portfolios (since June 2006)

(1)	Interested Directors are those Directors who are “interested persons” of the Fund as defined in the 1940 Act.
(2)	Susan W. Catherwood and G. Thompson Pew, Jr. are considered to be “interested persons” of the Fund because of their affiliations with Glenmede Trust, the parent company of the Fund’s investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

Name and Age	Positions with the Fund and Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held During Past 5 Years
Independent Directors (3)

H. Franklin Allen, Ph.D. Age: 60	Director of Glenmede Fund (since March 1991)	Professor of Finance and Economics and Executive Director of the Brevan Howard Centre for Financial Analysis at Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (from 1980-2016).	21	Trustee of Glenmede Portfolios (since May 1992)

Independent Directors (3)

William L. Cobb, Jr. Age: 69	Director of Glenmede Fund (since February 2007)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	21	Trustee of Glenmede Portfolios (since February 2007); Director, TCW Direct Lending LLC

Gail E. Keppler Age: 70	Director of Glenmede Fund (since February 2007)	Former Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.; Former Board member Cape May County Habitat for Humanity.	21	Trustee of Glenmede Portfolios (since February 2007)

Harry Wong Age: 68	Director of Glenmede Fund (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009- 2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	21	Trustee of Glenmede Portfolios (since February 2007)

(3)	Independent Directors are those Directors who are not “interested persons” of the Fund as defined in the 1940 Act.

Officers

Name, Address, and Age	Positions Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 65	President of the Fund.	President of the Fund since December 1997.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 51	Executive Vice President of the Fund.	Executive Vice President of the Fund since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 50	Treasurer of the Fund.	Treasurer of the Fund since September 2015.	Director of Client Service of Glenmede Investment Management LP (since July 2015). Former Director of Client Service and Sales/Chief Compliance Officer of Philadelphia International Advisors, LP (2002-June 2015).

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 57	Secretary of the Fund.	Secretary of the Fund since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Chris E. McGuire 1 Iron Street Boston, MA 02110 Age: 43	Assistant Treasurer of the Fund.	Assistant Treasurer of the Fund since December 2014.	Managing Director, State Street Bank and Trust Company since 2007.

Donna M. Rogers 10 High Street Boston, MA 02110 Age: 50	Chief Compliance Officer of the Fund.	Chief Compliance Officer of the Fund since September 2004.	Managing Director, Foreside Fund Officer Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (2002-2007).

Bernard Brick 100 Summer Street, Floor 7 Boston, MA 02111 Age: 43	Assistant Secretary of the Fund.	Assistant Secretary of the Fund since December 2013.	Vice President and Counsel, State Street Bank and Trust Company, 2011 to present.

The Board believes that each Director’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Directors lead to the conclusion that each Director should serve in such capacity. Among the attributes common to all Directors is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, the Advisor, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained through such person’s business, consulting and/or academic positions; experience as a board member of the Fund, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Director:

H. Franklin Allen, Ph.D.:	Dr. Allen has substantial experience in the areas of finance and economics through his educational background and position for many years as a professor of finance and economics at The Wharton School of The University of Pennsylvania and most recently as Professor of Finance and Economics and Executive Director of the Brevan Howard Centre for Financial Analysis at the Imperial College London.

Susan W. Catherwood:	Ms. Catherwood has substantial business, finance and investment management experience through her board and committee positions with the parent companies of the Advisor and her board and/or executive positions with academic entities, charitable foundations and companies.

William L. Cobb, Jr.:	Mr. Cobb has substantial investment management and business experience through his senior executive, chief investment officer and/or investment committee positions with private and non-profit entities, as a senior executive officer of a global investment management firm and most recently as a board member of a business development company.

Gail E. Keppler:	Ms. Keppler has substantial financial, business and consulting experience most recently through her senior executive positions with operating companies and as a board member of a non-profit entity.

G. Thompson Pew, Jr.:	Mr. Pew has substantial business, financial services and investment management experience through his board and committee positions with the parent companies of the Advisor and executive positions with other financial services entities.

Harry Wong:	Mr. Wong has substantial finance, investment banking and capital markets experience through his positions as an executive in investment banking businesses.

Specific details regarding each Director’s term of office as a Director with the Fund and principal occupations during at least the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged investment advisers to manage its Portfolios on a day-to-day basis. The Board is responsible for overseeing the investment advisers and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Fund’s Charters and By-laws. The Board is currently composed of six members, four of whom are Independent Directors. The Board meets in-person at regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.

The Board and the Independent Directors have access to the Fund’s Chief Compliance Officer (“CCO”), the Fund’s independent registered public accounting firm and independent legal counsel for consultation to assist them in performing their oversight responsibilities. As described below, the Board has established an Audit Committee, Valuation Committee, and Nominating Committee and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed G. Thompson Pew, Jr., an Interested Director, to serve in the role of Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the investment advisers, other service providers, counsel and other Directors generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board does not have a lead Independent Director; however, Independent Directors chair each of the Board’s standing committees. The Board reviews its leadership structures during its periodic self-assessments and based on that review, has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed judgment over matters under its purview and it allocates areas of responsibility among committees of the Board and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of the Board’s and its committees’ various activities. Day-to-day risk management functions are included within the responsibilities of the investment advisers and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The investment advisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the investment advisers and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Chief Financial Officer and CCO and the investment advisers, to report to the full Board on a variety of matters at each regular meeting of the Board, including matters relating to risk management. The Board also receives reports from certain of the Fund’s other primary service providers on regular basis, including State Street as the Fund’s custodian, administrator, transfer agent and securities lending agent. The Fund’s CCO meets in executive session with the Board at each regularly scheduled meeting and meets separately with the Independent Directors at least annually to discuss relevant risk issues affecting the Fund. In addition, the CCO reports to the Chairman of the Audit Committee between meetings to discuss compliance related matters. The Audit Committee also receives regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board and Independent Directors meet with the Fund’s independent legal counsel each quarterly meeting and have access to legal counsel for consultation concerning any issues that may occur between regularly scheduled meetings. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Standing Board Committees

Dr. Allen and Messrs. Cobb, Pew and Wong (Chairman) and Mmes. Catherwood and Keppler serve on the Audit Committee of the Board. The Audit Committee operates under a written charter approved by the Board. The purposes of the Audit Committee include overseeing the accounting and financial reporting processes of the Fund and the audits of the Fund’s financial statements. Accordingly, the Committee assists the Board in its oversight of (i) the integrity of the Fund’s financial statements; (ii) the independent accountants’ qualifications and independence; and (iii) the performance of the Fund’s internal audit function and independent accountants. The Audit Committee met two times during the fiscal year ended October 31, 2017.

Dr. Allen (Chairman) and Messrs. Cobb, Pew and Wong and Mmes. Catherwood, Keppler and Wirts serve on the Valuation Committee of the Board. The Fund’s Valuation Committee, or under certain circumstances the Valuation Committee’s Chairman or his designee, determine, in consultation with the Fund’s administrator and Advisor, the fair value of certain securities pursuant to procedures adopted by the Board. The Fund’s Valuation Committee met four times during the fiscal year ended October 31, 2017.

Dr. Allen and Messrs. Cobb (Chairman), Wong and Ms. Keppler serve on the Nominating Committee of the Board. The Fund’s Nominating Committee, among other things, nominates persons to fill vacancies on the Board and Board Committees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Fund’s Secretary. The Nominating Committee did not meet during the fiscal year ended October 31, 2017.

Director Ownership of Fund Shares

The following table shows the Directors’ ownership of each Portfolio of each Fund and in all Portfolios of the Funds overseen by the Directors, as of December 31, 2016.

Name of Director	Dollar Range of Equity Securities in each Portfolio of each Fund		Aggregate Dollar Range of Equity Securities in All Portfolios in the Fund Complex
Interested Directors

Susan W. Catherwood	None		None

G. Thompson Pew, Jr.	High Yield Municipal Portfolio	$10,001-$50,000	Over $100,000
	International Portfolio	Over $100,000
	Large Cap Core Portfolio (Advisor Shares)	Over $100,000
	Long/Short Portfolio	$10,001-$50,000
	Mid Cap Equity Portfolio (Advisor Shares)	$1- $10,000
	Muni Intermediate Portfolio	$50,001-$100,000
	Small Cap Equity Portfolio (Advisor Shares)	Over $100,000
	Strategic Equity Portfolio	Over $100,000
	U.S. Emerging Growth Portfolio	$10,001-$50,000
	Core Fixed Income Portfolio	$1- $10,000

Independent Directors

H. Franklin Allen, Ph.D.	None		None

William L. Cobb, Jr.	Large Cap Core Portfolio (Advisor Shares)	Over $100,000	Over $100,000
	Secured Options Portfolio (Advisor Shares)	Over $100,000

Gail E. Keppler	Core Fixed Income Portfolio	$50,001-$100,000	Over $100,000
	International Portfolio	Over $100,000
	Global Secured Options Portfolio	$50,001-$100,000
	Large Cap Growth Portfolio (Advisor Shares)	Over $100,000
	Long/Short Portfolio	Over $100,000
	Secured Options Portfolio (Advisor Shares)	Over $100,000
	Small Cap Equity Portfolio (Advisor Shares)	Over $100,000
	Strategic Equity Portfolio	Over $100,000
	U.S. Emerging Growth Portfolio	Over $100,000

Francis J. Palamara*	Core Fixed Income Portfolio	Over $100,000	Over $100,000
	International Portfolio	$10,001-$50,000
	Large Cap Core Portfolio (Advisor Shares)	$50,001-$100,000

	Large Cap Growth Portfolio (Advisor Shares)	$10,001-$50,000
	Long/Short Portfolio	$10,001-$50,000
	Secured Options Portfolio (Advisor Shares)	$10,001-$50,000
	Small Cap Equity Portfolio (Advisor Shares)	$10,001-$50,000
	Strategic Equity Portfolio	$10,001-$50,000
	Total Market Portfolio	$10,001-$50,000
	U.S. Emerging Growth Portfolio	$10,001-$50,000

Harry Wong	None		None

*	As of September 21, 2017, Mr. Palamara retired as a Director of the Fund.

Remuneration of Board Members

As of January 1, 2017, the annual fee for each Glenmede Fund Board member, other than officers of the Advisor, is $54,000. In addition, to the annual fee, the Glenmede Fund pays each Board member, other than officers of the Advisor, $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $7,500 for his services as Chairman of the Audit Committee. Board members receive no compensation as members of the Audit, Valuation or Nominating Committees. The officers of the Fund receive no compensation as officers from the Fund.

Set forth in the table below is the compensation received by Board members for the fiscal year ended October 31, 2017.

Name of Person, Position*	Aggregate Compensation* from Glenmede Fund	Aggregate Compensation* from Glenmede Portfolios	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation* from the Fund Complex**
Interested Directors

Susan W. Catherwood, Director	$73,171	$6,000	None	None	$79,171

G. Thompson Pew, Jr., Director	$68,085	$6,000	None	None	$74,605

Independent Directors

H. Franklin Allen, Ph.D., Director	$75,235	$6,000	None	None	$81,235

William L. Cobb, Jr., Director	$75,390	$6,000	None	None	$81,390

Gail E. Keppler, Director	$73,566	$6,000	None	None	$79,566

Francis J. Palamara, Director***	$63,034	$4,500	None	None	$68,055

Harry Wong, Director	$77,606	$6,000	None	None	$83,606

*	Compensation includes reimbursement of out-of-pocket expenses incurred in attending Board meetings, where applicable.
**	Includes $6,000 annual fee for service on the Board of Trustees of Glenmede Portfolios.
***	As of September 21, 2017, Mr. Palamara retired as a Director of the Fund.

Code of Ethics

The Fund and the Advisor have each adopted codes of ethics that permit personnel subject to the codes to invest in securities including securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board’s general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Advisor has adopted its own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Advisor and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Fund voted proxies, if any, relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

GIM, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, currently serves as the investment advisor to the Portfolios. GIM, a limited partnership, is wholly-owned by Glenmede Trust. As of September 30, 2017, GIM and its affiliated companies had over $38.4 billion in assets in the accounts for which they serve in various capacities, including as executor, trustee or investment advisor.

The Investment Advisory Agreements will continue in effect from year to year provided their continuance is approved annually (i) by the holders of a majority of each Portfolio’s outstanding voting securities or by the Board and (ii) by a majority of the Directors who are not parties to each Investment Advisory Agreement or interested persons of any such party. Each Investment Advisory Agreement may be terminated on 60 days’ written notice by any such party and will terminate automatically if assigned.

The names and position with GIM of the principal executive officers and each director of GIM are as follows. The address for each is c/o GIM, One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, PA 19103.

Name	Position with GIM
Gordon B. Fowler	Managing Director and Chief Investment Officer

Laura Williamson	Managing Director

Mary Ann B. Wirts	Managing Director and Chief Administrative Officer

Peter Zuleba	Managing Director and President

Jordan Savitch	Managing Director

GIM is wholly-owned by Glenmede Trust as both its only limited partner and as the sole owner of GIM’s only general partner, Gatepost Partners, LLC. Glenmede Trust, a nationally-chartered trust company, provides fiduciary and investment services to endowment funds, foundations, employee benefit plans and other institutions and individuals. Glenmede Trust is a wholly-owned subsidiary of The Glenmede Corporation. Glenmede Trust, Gatepost Partners, LLC and The Glenmede Corporation are located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103.

GIM is entitled to receive fees from the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio for its investment advisory services, calculated daily and payable monthly, at an annual rate of 0.55% of each Portfolio’s average daily net assets. GIM has contractually agreed, until at least February 28, 2019, to waive all or a portion of its investment advisory fees and/or reimburse expenses (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to the extent that each Portfolio’s total annual operating expenses, as a percentage of such Portfolio’s average daily net assets, exceed 1.00% of such Portfolio’s average daily net assets. GIM is not entitled to collect or make a claim for waived fees or reimbursed expenses at any time in the future. You will be notified if the waivers are discontinued after that date.

Additionally, many shareholders in the Portfolios may be clients of Glenmede Trust or an Affiliate and, as clients, pay fees which vary depending on the capacity in which Glenmede Trust or an Affiliate provides fiduciary and investment services to the particular client. Such services may include personal trust, estate settlement, advisory, and custodian services. For example, for advisory services, Glenmede Trust charges its clients up to 1% on the first $3 million of principal, 0.75% on the next $2 million of principal, and 0.50% on the next $15 million of principal. An additional 0.25% administrative service fee is charged on accounts below $3 million. For accounts in excess of $10 million of principal, the fee would be determined by special analysis.

Portfolio Managers

Set forth below is information regarding the individuals identified in the Fund’s Prospectus as primarily responsible for the day- to-day management of the Portfolios (“Portfolio Managers”).

As of September 30, 2017, the Portfolio Managers were also primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

Glenmede Investment Management LP	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Vladimir de Vassal	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 381	0 0 $2,529,084,578	None None None	0 0 0
Paul T. Sullivan	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 381	0 0 $2,529,084,578	None None None	0 0 0
Alexander R. Atanasiu	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	None None 381	0 0 $2,529,084,578	None None None	0 0 0

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio that he manages as of September 30, 2017:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Quantitative U.S. Large Cap Value Equity Portfolio
Vladimir de Vassal, CFA	None
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None
Quantitative U.S. Small Cap Equity Portfolio
Vladimir de Vassal, CFA	None
Paul T. Sullivan, CFA	None
Alexander R. Atanasiu, CFA	None

The compensation package for the GIM Portfolio Managers is comprised of a base salary, annual bonus and participation in a long-term equity plan of The Glenmede Corporation. The base salary is based on a combination of factors including the Portfolio Manager’s experience, expertise, and competitive market rates. The annual bonus payment is based on a combination of the annual pre-tax financial performance of The Glenmede Corporation, revenue generated from investment management fees and achievement of non-financial strategic goals. The Glenmede Corporation’s equity plan provides an opportunity for senior management to build equity in the parent company through options and restricted stock. Participation is based on position, experience and expertise.

The Portfolio Managers may manage other accounts with investment strategies similar to those of the Portfolios, which may suggest the potential for conflicts of interests relating to cross trading, allocation of investment opportunities, and aggregation and allocation of trades. In addition, GIM may charge varying fees to different accounts managed by the Portfolio Managers. Shareholders should be aware that, as with any group of portfolios and accounts managed by an investment advisor pursuant to varying fee arrangements, including performance or other incentive-based fee arrangements, there is the potential for a conflicts of interest that may result in the Portfolio Managers’ favoring those portfolios or accounts with higher or incentive-based arrangements. However, the Fund does not anticipate that management by a Portfolio’s Portfolio Manager of other accounts with similar investment strategy or different fee arrangement would conflict with management of any of the Portfolios because conflicts of interest of this type are minimized by GIM’s investment management decision-making process and trade allocation policy. In addition, the Fund has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolios and another client account.

Transfer Agent, Dividend Paying Agent, Custodian and Administrator

State Street, with its primary place of business located at One Lincoln Street, Boston, MA 02111, serves as the Fund’s transfer agent, dividend paying agent, custodian and administrator.

For its services, State Street is entitled to receive fees from the Fund based on a percentage of the daily net assets of the Portfolios of the Fund, which is allocated to each Portfolio based on its relative net assets, plus transaction charges for certain transactions and out-of-pocket expenses.

State Street is also compensated for its services as the Fund’s securities lending agent and short sales lending agent and until December 2010, was also paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program.

Shareholder Services Plan

The Fund has adopted an Amended and Restated Shareholder Servicing Plan effective January 1, 1998, and most recently amended effective September 21, 2017 (collectively, the “Plan”), under which the Fund may pay, directly or indirectly, a fee to broker/dealers, banks and other financial institutions (including Glenmede Trust and its affiliates) that are dealers of record or holders of record or which have a servicing relationship (“Servicing Agents”) with the record or beneficial owners of shares in each Portfolio. Under the Plan, Servicing Agents provide or arrange to provide shareholder support services to shareholders of the Portfolios. The fee, which is at an annual rate of 0.20% for each Portfolio, is computed monthly and is based on the average daily net assets of the shares beneficially owned by such shareholders. All expenses incurred by the Portfolios in connection with the Agreement and the implementation of the Plan shall be borne entirely by the holders of the shares of the particular Portfolio involved and will result in an equivalent increase to each Portfolio’s Total Annual Portfolio Operating Expenses. The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets and not as an additional charge to the Fund, to selected institutions and other persons in connection with selling Portfolio shares and/or servicing of Portfolio shareholders and other accounts managed by the Advisor or Glenmede Trust.

The services provided by or arranged to be provided by the Servicing Agents under the Agreement may include aggregating and processing purchase and redemption requests from shareholders and transmitting purchase and redemption orders to the transfer agent; providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; processing dividend and distribution payments from the Fund on behalf of shareholders; providing information periodically to shareholders showing their positions; arranging for bank wires; responding to shareholders’ inquiries concerning their investments; providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; or providing such other similar services as may be reasonably requested.

Glenmede Trust has entered into an Agreement with the Fund and provides or arranges to provide shareholder support services to shareholders of the Portfolios. Glenmede Trust can terminate or modify this arrangement at any time.

Distributor

Shares of the Fund are distributed continuously and are offered without a sales load by Quasar Distributors, LLC (“Quasar Distributors”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Distribution Agreement between the Fund and Quasar Distributors. Quasar Distributors receives no fee from the Fund for its distribution services. Currently, the Advisor pays Quasar Distributors’ fees and out-of-pocket expenses for the distribution services Quasar Distributors provides to the Portfolios.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, serves as the Fund’s independent registered public accounting firm and will audit its financial statements annually.

Counsel

Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Fund.

Reports

Shareholders will receive unaudited semi-annual financial statements and audited annual financial statements.

PORTFOLIO TRANSACTIONS

The Investment Advisory Agreements authorize the Advisor to select the brokers or dealers that will execute the purchases and sales of investment securities for each Portfolio and directs the Advisor to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Advisor may, however, consistent with the interests of a Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to a Portfolio. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor under each Investment Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the

Securities Exchange Act of 1934, as amended, and that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to a Portfolio and the Advisor’s other clients. The distribution of orders among brokers and the commission rates paid by the Portfolios are reviewed periodically by the Board.

Some securities considered for investment by each Portfolio may also be appropriate for other clients served by the Advisor. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients served by the Advisor and is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. While in some cases this practice could have a detrimental effect on the price, value or quantity of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolios.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the Federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Portfolio generally will be exempt from Federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Portfolio must meet three important tests each year.

First, each Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Portfolio’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies), (2) two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Portfolio must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Portfolio intends to comply with these requirements. If a Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company. If for any taxable year a Portfolio were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of each Portfolio’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes

Although each Portfolio intends to qualify as a regulated investment company and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.

GENERAL INFORMATION

Description of Shares and Voting Rights

The shares of each Portfolio have no preference as to conversion, exchange, dividends, retirement or other rights, and, when issued and paid for as provided in the Prospectus, will be fully paid and non-assessable. The shares of each Portfolio have no pre-emptive rights and do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund voting for the election of the Board members can elect 100% of the Board if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name on the books of the Fund. The Fund will not hold annual meetings of shareholders, except as required by the 1940 Act, the next sentence and other applicable law. The Fund has undertaken that the Board will call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or members if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Fund will assist shareholder communication in such matters.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Portfolio or class affected by the matter. The Portfolio or class is affected by a matter unless it is clear that the interests of the Portfolio or class in the matter are substantially identical or that the matter does not affect any interest of the Portfolio or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of the Portfolio. However, Rule 18f-2 also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Fund voting without regard to the Portfolio.

Notwithstanding any provision of Maryland law requiring a greater vote of the Fund’s common stock (or of the shares of the Portfolio or class voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Fund’s Articles of Amendment and Restatement, the Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Fund entitled to vote thereon. Under Maryland law, the Board may liquidate a Portfolio or class without shareholder approval.

Certain Record Holders

As of the date of this SAI, 100% of each Portfolio’s total outstanding shares were held by The Glenmede Corporation, as each Portfolio’s initial shareholder. The Glenmede Corporation is a Pennsylvania corporation and is located at 1650 Market Street, Suite 1200, Philadelphia PA 19103. For more information about The Glenmede Corporation and GIM, see “Investment Advisory and Other Services – Investment Advisor” in this SAI.

Dividends and Distributions

Each Portfolio’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income (including capital gains) taxes on it and the imposition of the Federal excise tax on undistributed income and gains. The amounts of any income dividends or capital gains distributions for a Portfolio cannot be predicted.

FINANCIAL STATEMENTS

No Financial Statements are supplied for the Portfolios because as of the date of the Prospectus and this SAI, the Portfolios had no operating history.

OTHER INFORMATION

The Fund’s Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

The third party marks appearing above are the marks of their respective owners.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

I. Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

II. Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Local Currency and Foreign Currency Risks – S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more and reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC” – A “CCC” rating indicates that substantial credit risk is present. Default is a real possibility.

“CC” – A “CC” rating indicates very high levels of credit risk. Default of some kind appears probable.

“C” – A “C” rating indicates securities considered to be near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a “C” category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c. the formal announcement by the issuer or their agent of a distressed debt exchange; or

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

“RD” – Restricted Default - “RD” ratings indicate an issuer that in Fitch’s opinion has experienced:

a. an uncured payment default on a bond, loan or other material financial obligation, but

b. has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and

c. has not otherwise ceased operating.

This would include:

i. the selective payment default on a specific class or currency of debt;

ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

“D” – Default. “D” ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

III. Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

About Credit Ratings

An S&P Global Ratings’ issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. They include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary for a wide variety of potential reasons, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies. DBRS uses rating symbols as a concise method of expressing its opinion to the market.

IV. Description of U.S. Government Securities and Certain Other Securities

The term “U.S. Government Securities” refers to a variety of securities which are issued or guaranteed by the United States Government, and by various agencies, authorities and instrumentalities which have been established or sponsored by the United States Government.

U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored enterprises or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency, enterprise or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency, enterprise or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain agencies, enterprises and instrumentalities, such as the Government National Mortgage Association are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies, enterprises and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies, enterprises and instrumentalities, such as the Farm Credit System and the Freddie Mac, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority.

An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Overseas Private Investment Corporation, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Fannie Mae and Freddie Mac.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about Freddie Mac’s and Fannie Mae’s ability to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury has entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which establish the U.S. Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the U.S. Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the U.S. Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities portfolios, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae. In addition On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days.

In a February 2011 report to Congress from the U.S. Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform the U.S. housing finance market. The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Authority or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low-and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

In addition, in August 2012, the U.S. Treasury announced that it had amended the terms of its bailout agreement with Fannie Mae and Freddie Mac in order to decrease the holdings of each firm more quickly. Under the amended agreement, both Fannie Mae and Freddie Mac will have to turn over all profits they earn every quarter. They will also have to accelerate the reduction of their mortgage holdings to hit a cap of $250 million by 2018, four years earlier than planned. Under the new arrangement, the portfolios of Fannie Mae and Freddie Mac can be no larger than $650 billion each at the end of 2012.

Investments in U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac may involve the risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

V. Description of Municipal Obligations

Municipal Obligations generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Obligations may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loan to other public institutions and facilities.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on Project Notes, they are also secured by the full faith and credit of the United States.

Note obligations with demand or put options may have a stated maturity in excess of 13 months, but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the note plus accrued interest upon a specific number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank’s prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

The yields of Municipal Obligations depend on, among other things, general money market conditions, conditions in the Municipal Obligation market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the Municipal Obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon, but with different ratings may have the same yield.

Municipal Obligations are sometimes purchased on a “when issued” basis, which means the buyer has committed to purchase certain specified securities at an agreed upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment cancelled.

VI. Foreign Investments

Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. Because the stocks of foreign companies are frequently denominated in foreign currencies, and because the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries.

Although the Portfolios will endeavor to achieve most favorable execution costs in its portfolio transactions, commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the foreign companies comprising the Portfolios.

APPENDIX B — PROXY VOTING PROCEDURES

Glenmede Investment Management LP

Institutional Shareholder Services Inc.

GLENMEDE INVESTMENT MANAGEMENT LP

PROXY VOTING POLICYAND PROCEDURES

I. EXECUTIVE SUMMARY

There are responsibilities that come with equity ownership. As a shareholder, one is expected to cast informed votes on important issues affecting a company.

II. POLICY

Glenmede’s policy is to conform to the Shareholders Communication Act (17 CFR 240.14-17) with respect to the distribution of proxy material.

Glenmede is responsible for voting all voting securities held in managed or custodial accounts unless otherwise directed by a client. To assist in doing so, Glenmede engages the services of a third party proxy processor, currently ISS to evaluate, recommend and vote shares consistent with those recommendations. Glenmede evaluates the summary of ISS voting policies annually in order to assure that they are consistent with Glenmede’s views of the long-term interests of clients and investors. ISS is provided with holdings information and votes all securities absent some identified conflict; for example, where ISS has a conflict in the vote due to equity ownership in the issuer, where a client has a conflict, or where Glenmede otherwise determines that it is important and in the interest of Glenmede’s investors to vote directly.

Conflicts like the foregoing are managed by the Director of Equity Management. The Chief Compliance Officer shall periodically assure that proxy votes are being made, are properly reconciled, that any conflicts are identified and resolved, and that all votes are consistent with the announced policies.

III. OTHER MATERIAL CONFLICTS

It is anticipated that following the recommendations of the third party proxy voting firm effectively eliminates potential conflicts. If both GIM and ISS have a material conflict the Adviser will determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

IV. DISCLOSURE

1. The Adviser will disclose in its Form ADV that clients may contact the CCO in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2. A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2A, and will be updated whenever these policies and procedures are updated.

V. RECORDKEEPING

The CCO will periodically assure that the third-party proxy voting service and the Adviser together will maintain appropriate records as required for five years from the end of the fiscal year during which the last entry was made including the following records;

•	Copies of this proxy voting policy and procedures, and any amendments thereto;

•	A copy (or link to appropriate electronic version) of each proxy statement;

•	A record of each vote cast;

•	A copy of any document used to memorialize the rationale for the proxy vote;

•	A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

United States

Summary Proxy Voting Guidelines

2017 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2017

Published December 22, 2016

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2017 U.S. Summary Proxy Voting Guidelines

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COVERAGE

The U.S. research team provides proxy analyses and voting recommendations for common shareholder meetings of publicly traded U.S. - incorporated companies that are held in our institutional investor clients’ portfolios, and includes all S&P 1500 and Russell 3000 companies that are considered U.S. Domestic Issuers by the SEC. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.

The U.S. research team also produces, for subscribing clients, research and recommendations for fixed income meetings, and meetings of certain preferred securities, including Auction Rate Preferred Securities (“ARPS”) and Variable Rate Municipal Term Preferred securities (“VMTPs”).

Foreign-incorporated companies

In addition to U.S. incorporated companies, U.S. policies are applied to certain foreign-incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:

•	U.S. Domestic Issuers – which have a majority of shareholders in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies – are generally covered under standard U.S. policy guidelines.

•	Foreign Private Issuers (FPIs) – which do not meet the Domestic Issuer criteria and are exempt from most disclosure requirements (e.g., they do not file 10-K or DEF14A reports) and listing standards (e.g., for required levels of board and committee independence) – are covered under a combination of policy guidelines:

•	FPI Guidelines, which apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors and approval of financial reports, and

•	For other issues, guidelines for the market that is responsible for, or most relevant to, the item on the ballot.

In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the “assigned” market coverage.

Foreign Private Issuers in Tax Havens

A number of FPIs incorporate in “tax haven” markets, such as Bermuda, the Bahamas, Cayman Islands, and Marshall Islands. These companies may list in the U.S. and/or other markets such as Hong Kong or Singapore, in which case ISS assigns a primary coverage market and applies relevant policy as appropriate.

•	General Recommendation: Vote against (or withhold from) non-independent director nominees at companies that fail to have the following: a majority-independent board; standing audit, compensation, and nominating committees, each composed entirely of independent directors.

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Where the design and disclosure of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

1.	ROUTINE/MISCELLANEOUS

Adjourn Meeting

•	General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

•	General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

•	General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

•	General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

•	General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

•	General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

Audit-Related

Auditor Indemnification and Limitation of Liability

•	General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement–the degree to which these agreements impact shareholders’ rights;

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•	The motivation and rationale for establishing the agreements;

•	The quality of the company’s disclosure; and

•	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

•	General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

•	General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

•	General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2.	BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.	Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

2.	Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.	Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members.

4.	Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

•	General Recommendation: Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

[1]	In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term pill” (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill‘s adoption relative to the date of the next meeting of shareholders–i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

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Restricting Binding Shareholder Proposals:

Generally vote against or withhold from members of the governance committee if:

1.7.	The company’s charter imposes undue restrictions on shareholders’ ability to amend the bylaws. Such restrictions include, but are not limited to: outright prohibition on the submission of binding shareholder proposals, or share ownership requirements or time holding requirements in excess of SEC Rule 14a-8. Vote against on an ongoing basis.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

1.8.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.9.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.10.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

1.11.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

1.12.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.13.	The company maintains significant problematic pay practices;

1.14.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.15.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.16.	The company fails to fulfill the terms of a burn-rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.17.	The company’s previous say-on-pay received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

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Unilateral Bylaw/Charter Amendments and Problematic Capital Structures

1.18.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development; and

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees, who should be considered case-by-case) if the directors:

•	Classified the board;

•	Adopted supermajority vote requirements to amend the bylaws or charter; or

•	Eliminated shareholders’ ability to amend bylaws.

1.19.	For newly public companies, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if, prior to or in connection with the company’s public offering, the company or its board adopted bylaw or charter provisions materially adverse to shareholder rights, or implemented a multi-class capital structure in which the classes have unequal voting rights considering the following factors:

•	The level of impairment of shareholders’ rights;

•	The disclosed rationale;

•	The ability to change the governance structure (e.g., limitations on shareholders’ right to amend the bylaws or charter, or supermajority vote requirements to amend the bylaws or charter);

•	The ability of shareholders to hold directors accountable through annual director elections, or whether the company has a classified board structure;

•	Any reasonable sunset provision; and

•	Other relevant factors.

Unless the adverse provision and/or problematic capital structure is reversed or removed, vote case-by-case on director nominees in subsequent years.

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Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.20.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;

1.21.	Failure to replace management as appropriate; or

1.22.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

[3]	Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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3.	Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Generally vote against or withhold from individual directors who:

3.3.	Sit on more than five public company boards; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own–withhold only at their outside boards[5].

4.	Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

[4]	For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.
[5]	Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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ISS U.S. Categorization of Directors

1.	Inside Director (I)

1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].

1.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).

1.3.	Director named in the Summary Compensation Table (excluding former interim officers).

2.	Affiliated Outside Director (AO)

Board Attestation

2.1.	Board attestation that an outside director is not independent.

Former CEO/Interim Officer

2.2.	Former CEO of the company.[3],[4]

2.3.	Former CEO of an acquired company within the past five years[4].

2.4.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.5.	Former officer[1] of the company, an affiliate[2], or an acquired firm within the past five years.

2.6.	Officer [1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.8.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.

2.9.	Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.10.	Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.13.	Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].

2.17.	Founder[11] of the company but not currently an employee.

2.18.	Any material[12] relationship with the company.

3.	Independent Outside Director (IO)

3.1.	No material[12] connection to the company other than a board seat.

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Footnotes:

[1]	The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.
[2]	“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.
[3]	Includes any former CEO of the company prior to the company’s initial public offering (IPO).
[4]	When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
[5]	ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
[6]	“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[7]	Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
[8]	A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
[9]	Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as independent outsiders if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

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[10]	Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
[11]	The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an independent outsider.
[12]	For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Other Board-Related Proposals

Age/Term Limits

•	General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

Board Size

•	General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

•	General Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

•	General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:

•	The reasonableness/scope of the request; and

•	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

•	General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

•	The company has proxy access[6], thereby allowing shareholders to nominate directors to the company’s ballot; and

•	The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

•	General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

[6]	A proxy access right that meets the recommended guidelines.

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Vote against proposals that would:

•	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

•	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.

•	Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

•	General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

Establish Other Board Committee Proposals

•	General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and

•	The scope and structure of the proposal.

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Filling Vacancies/Removal of Directors

•	General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chair (Separate Chair/CEO)

•	General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

•	The scope of the proposal;

•	The company’s current board leadership structure;

•	The company’s governance structure and practices;

•	Company performance; and

•	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company’s board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company’s governance structure will weigh in favor of support for the proposal.

The review of the company’s governance practices may include, but is not limited to, poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS’ performance assessment will generally consider one-, three-, and five-year TSR compared to the company’s peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

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Majority of Independent Directors/Establishment of Independent Committees

•	General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider (See Categorization of Directors).

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

Majority Vote Standard for the Election of Directors

•	General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

•	General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:

•	Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;

•	Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;

•	Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group;

•	Cap: cap on nominees of generally twenty-five percent (25%) of the board.

Review for reasonableness any other restrictions on the right of proxy access.

Generally vote against proposals that are more restrictive than these guidelines.

Require More Nominees than Open Seats

•	General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

•	General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

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•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•	The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests/Proxy Access — Voting for Director Nominees in Contested Elections

•	General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the company relative to its industry;

•	Management’s track record;

•	Background to the contested election;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of the critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates); and

•	Stock ownership positions.

In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether or not there are more candidates than board seats).

Vote-No Campaigns

•	General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

•	General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

•	General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

•	General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

•	General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

•	General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

•	General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

•	General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

•	General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•	General Recommendation: Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

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•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•	Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under ISS’ policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

•	General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

•	General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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Management Proposals to Ratify a Poison Pill

•	General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

•	General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

•	General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

•	The scope and structure of the proposal;

•	The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

•	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

•	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;

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•	Any recent controversies or concerns related to the company’s proxy voting mechanics;

•	Any unintended consequences resulting from implementation of the proposal; and

•	Any other factors that may be relevant.

Reimbursing Proxy Solicitation Expenses

•	General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50 percent of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Reincorporation Proposals

•	General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

•	General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

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Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[7] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

Shareholder Ability to Call Special Meetings

•	General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10 percent preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

•	General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

•	General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

•	General Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Vote requirements.

[7]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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4.	CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

•	General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

•	General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•	The dilutive impact of the request as determined relative to an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

ISS will apply the relevant allowable increase below to requests to increase common stock that are for general corporate purposes (or to the general corporate purposes portion of a request that also includes a specific need):

A.	Most companies: 100 percent of existing authorized shares.

B.	Companies with less than 50 percent of existing authorized shares either outstanding or reserved for issuance: 50 percent of existing authorized shares.

C.	Companies with one- and three-year total shareholder returns (TSRs) in the bottom 10 percent of the U.S. market as of the end of the calendar quarter that is closest to their most recent fiscal year end: 50 percent of existing authorized shares.

D.	Companies at which both conditions (B and C) above are both present: 25 percent of existing authorized shares.

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If there is an acquisition, private placement, or similar transaction on the ballot (not including equity incentive plans) that ISS is recommending FOR, the allowable increase will be the greater of (i) twice the amount needed to support the transactions on the ballot, and (ii) the allowable increase as calculated above.

Dual Class Structure

•	General Recommendation: Generally vote against proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

•	General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).

Preemptive Rights

•	General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

•	The size of the company;

•	The shareholder base; and

•	The liquidity of the stock.

Preferred Stock Authorization

•	General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

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•	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Recapitalization Plans

•	General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

Reverse Stock Splits

•	General Recommendation: Vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote against proposals when there is not a proportionate reduction of authorized shares, unless:

•	A stock exchange has provided notice to the company of a potential delisting; or

•	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Share Issueance Mandates

•	General Recommendation: Vote for general share issuance authorities (those without a specified purpose) without pre-emptive rights to a maximum of 20 percent of currently issued capital, as long as the duration of the authority is clearly disclosed and reasonable. As a general rule, companies should seek renewal of the issuance authority at each annual meeting.

Share Repurchase Programs

•	General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

•	General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

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Tracking Stock

•	General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

Restructuring

Appraisal Rights

•	General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

•	General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives for the business;

•	Non-completion risk.

Asset Sales

•	General Recommendation: Vote case-by-case on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

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Bundled Proposals

•	General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

•	General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

•	Dilution to existing shareholders’ positions;

•	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;

•	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;

•	Management’s efforts to pursue other alternatives;

•	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and

•	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

•	General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure; and

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

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•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or

•	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

•	General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

•	Are all shareholders able to participate in the transaction?

•	Will there be a liquid market for remaining shareholders following the transaction?

•	Does the company have strong corporate governance?

•	Will insiders reap the gains of control following the proposed transaction?

•	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

•	General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives; and

•	Non-completion risk.

Liquidations

•	General Recommendation: Vote case-by-case on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

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Mergers and Acquisitions

•	General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

•	General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

•	Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

•	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):

•	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

•	When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.

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•	Financial issues:

•	The company’s financial condition;

•	Degree of need for capital;

•	Use of proceeds;

•	Effect of the financing on the company’s cost of capital;

•	Current and proposed cash burn rate;

•	Going concern viability and the state of the capital and credit markets.

•	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.

•	Control issues:

•	Change in management;

•	Change in control;

•	Guaranteed board and committee seats;

•	Standstill provisions;

•	Voting agreements;

•	Veto power over certain corporate actions; and

•	Minority versus majority ownership and corresponding minority discount or majority control premium.

•	Conflicts of interest:

•	Conflicts of interest should be viewed from the perspective of the company and the investor.

•	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

•	Market reaction:

•	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reorganization/Restructuring Plan (Bankruptcy)

•	General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

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Special Purpose Acquisition Corporations (SPACs)

•	General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

•	Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•	Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•	Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule (the charter requires that the fair market value of the target is at least equal to 80 perecnt of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?

•	Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

Spin-offs

•	General Recommendation: Vote case-by-case on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

Value Maximization Shareholder Proposals

•	General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

•	Hiring a financial advisor to explore strategic alternatives;

•	Selling the company; or

•	Liquidating the company and distributing the proceeds to shareholders.

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These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management (such as the adoption of takeover defenses);

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

•	General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay or “MSOP”) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

•	There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay-for-performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

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Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices8, this analysis considers the following:

1.	Peer Group[9] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment[10] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[11] compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

[8]	The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.
[9]	The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market-cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.
[10]	Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.
[11]	ISS research reports include realizable pay for S&P1500 companies.

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•	Options backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups);

•	Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI’s executives is not possible.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

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•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

•	General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

•	General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•	Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

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Equity-Based and Other Incentive Plans

•	General Recommendation: Vote case-by-case on certain equity-based compensation plans[12] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

•	Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

•	Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan;

•	Dividends payable prior to award vesting.

•	Grant Practices:

•	The company’s three-year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post-exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•	The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

[12]	Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors; amended plans will be further evaluated case-by-case.

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Further Information on certain EPSC Factors:

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.13

Three-Year Burn Rate

Burn-rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (μ) plus one standard deviation (s) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500), and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark.

2017 Burn-Rate Benchmarks

S&P500
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
10	Energy	1.08%	0.50%	2.00%
15	Materials	1.06%	0.50%	2.00%
20	Industrials	1.27%	0.65%	2.00%
25	Consumer Discretionary	1.41%	0.83%	2.24%
30	Consumer Staples	1.22%	0.59%	2.00%
35	Health Care	1.81%	0.75%	2.56%
40	Financials	1.93%	1.49%	3.43%
45	Information Technology	2.99%	1.48%	4.48%
50	Telecommunication Services	1.18%	0.79%	2.00%
55	Utilities	0.68%	0.33%	2.00%
60	Real Estate	0.88%	0.82%	2.00%

[13]	For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Russell 3000 (excluding the S&P500)
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	1.81%	1.25%	3.07%
1510	Materials	1.59%	1.27%	2.86%
2010	Capital Goods	1.80%	1.19%	2.99%
2020	Commercial & Professional Services	2.56%	1.58%	4.14%
2030	Transportation	1.72%	1.28%	3.01%
2510	Automobiles & Components	2.37%	1.35%	3.72%
2520	Consumer Durables & Apparel	2.31%	1.44%	3.75%
2530	Consumer Services	2.47%	1.55%	4.02%
2540	Media	2.34%	1.87%	4.21%
2550	Retailing	2.43%	1.84%	4.27%
3010	Food & Retailing Staples	1.95%	1.38%	3.33%
3020	Food, Beverage & Tobacco	1.40%	0.85%	2.24%
3030	Household & Personal Goods	2.83%	1.85%	4.68%
3510	Health Care Equipment & Services	3.46%	1.93%	5.38%
3520	Pharmaceuticals & Biotechnology	4.17%	2.36%	6.53%
4010	Banks	1.62%	1.33%	2.94%
4020	Diversified Financials	3.92%	4.44%	8.35%
4030	Insurance	1.97%	1.70%	3.67%
4510	Software & Services	5.70%	3.01%	8.71%
4520	Technology Hardware & Equipment	3.66%	2.47%	6.13%
4530	Semiconductor Equipment	4.87%	2.79%	7.66%
5010	Telecommunication Services	3.04%	2.08%	5.12%
5510	Utilities	0.93%	0.86%	2.00%*
6010	Real Estate	1.42%	1.14%	2.55%

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Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	3.15%	3.73%	6.89%
1510	Materials	3.01%	2.71%	5.72%
2010	Capital Goods	3.05%	2.74%	5.79%
2020	Commercial & Professional Services	3.73%	3.66%	7.40%
2030	Transportation	1.75%	2.75%	4.51%
2510	Automobiles & Components	2.18%	2.06%	4.23%
2520	Consumer Durables & Apparel	2.84%	2.26%	5.10%
2530	Consumer Services	2.39%	1.60%	3.98%
2540	Media	3.63%	3.52%	7.15%
2550	Retailing	3.68%	2.35%	6.02%
3010, 3020, 3030	Consumer Staples	3.14%	2.58%	5.72%
3510	Health Care Equipment & Services	4.43%	3.23%	7.66%
3520	Pharmaceuticals & Biotechnology	4.92%	3.25%	8.17%
4010, 4020, 4030	Financials	2.18%	2.44%	4.62%
4510	Software & Services	5.84%	4.69%	10.22%*
4520	Technology Hardware & Equipment	4.34%	3.48%	7.82%
4530	Semiconductor Equipment	3.78%	2.31%	6.08%
5010	Telecommunication Services	4.64%	4.04%	8.68%
5510	Utilities	1.35%	1.18%	2.83%*
6010	Real Estate	1.75%	1.32%	3.07%

*	The benchmark is generally the Mean + Standard Deviation, subject to minimum benchmark of 2%. In addition, year-over-year burn-rate benchmark changes are limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark.

A premium (multiplier) is applied on full-value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

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Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

•	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;

•	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, ISS may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

•	Magnitude of pay misalignment;

•	Contribution of non-performance-based equity grants to overall pay; and

•	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))

•	General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.

Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Addresses administrative features only; or

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent outsiders, per ISS’ Categorization of Directors. Note that if the company is presenting the plan to shareholders for the first time after the company’s initial public offering (IPO), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case (see below).

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Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:

•	Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent outsiders, per ISS’ Categorization of Directors.

Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company’s IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.

Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:

•	If the proposal requests additional shares and/or the amendments may potentially increase the transfer of shareholder value to employees, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments.

•	If the plan is being presented to shareholders for the first time after the company’s IPO, whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments.

•	If there is no request for additional shares and the amendments are not deemed to potentially increase the transfer of shareholder value to employees, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown for informational purposes.

In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Other Compensation Plans

401(k) Employee Benefit Plans

•	General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

•	General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

•	General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote against qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

•	General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria. If the company matching contribution exceeds 25  percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

•	General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

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•	Rationale for the re-pricing—was the stock price decline beyond management’s control?;

•	Is this a value-for-value exchange?;

•	Are surrendered stock options added back to the plan reserve?;

•	Option vesting—does the new option vest immediately or is there a black-out period?;

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential against vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

•	General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

•	General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

•	Executive officers and non-employee directors are excluded from participating;

•	Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models; and

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

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Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense; and

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Shareholder Ratification of Director Pay Programs

•	General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:

•	If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•	An assessment of the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Equity Plans for Non-Employee Directors

•	General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:

•	The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•	The company’s three-year burn rate relative to its industry/market cap peers; and

•	The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

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On occasion, director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:

•	The relative magnitude of director compensation as compared to companies of a similar profile;

•	The presence of problematic pay practices relating to director compensation;

•	Director stock ownership guidelines and holding requirements;

•	Equity award vesting schedules;

•	The mix of cash and equity-based compensation;

•	Meaningful limits on director compensation;

•	The availability of retirement benefits or perquisites; and

•	The quality of disclosure surrounding director compensation.

Non-Employee Director Retirement Plans

•	General Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

•	General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

•	General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation;

•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and

•	Whether the company has a rigorous claw-back policy in place.

Compensation Consultants—Disclosure of Board or Company’s Utilization

•	General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

•	General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.

Golden Coffins/Executive Death Benefits

•	General Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

•	General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:

•	The percentage/ratio of net shares required to be retained;

•	The time period required to retain the shares;

•	Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;

•	Whether the company has any other policies aimed at mitigating risk taking by executives;

•	Executives’ actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and

•	Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.

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Non-Deductible Compensation

•	General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

Pay Disparity

•	General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:

•	The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;

•	If any problematic pay practices or pay-for-performance concerns have been identified at the company; and

•	The level of shareholder support for the company’s pay programs.

Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

Pay for Performance/Performance-Based Awards

•	General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•	First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•	Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

•	General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

•	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

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•	Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•	Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•	If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

•	General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan;

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit CEOs from Serving on Compensation Committees

•	General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

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Recoupment of Incentive or Stock Compensation in Specified Circumstances

•	General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

•	If the company has adopted a formal recoupment policy;

•	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;

•	Whether the company has chronic restatement history or material financial problems;

•	Whether the company’s policy substantially addresses the concerns raised by the proponent;

•	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or

•	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

•	General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods

•	General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

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Supplemental Executive Retirement Plans (SERPs)

•	General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Tax Gross-Up Proposals

•	General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

•	General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

•	The company’s current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

•	General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•	If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•	If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Endorsement of Principles

•	General Recommendation: Generally vote against proposals seeking a company’s endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments. Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

Animal Welfare

Animal Welfare Policies

•	General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peers; and

•	There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers’ treatment of animals.

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Animal Testing

•	General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

Animal Slaughter

•	General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

•	General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

•	The potential impact of such labeling on the company’s business;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

•	General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abuses;

•	Whether the company has adequately disclosed the financial risks of the products/practices in question;

•	Whether the company has been subject to violations of related laws or serious controversies; and

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•	Peer companies’ policies/practices in this area.

Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

•	General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

•	The potential for reputational, market, and regulatory risk exposure;

•	Existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	Relevant company initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions;

•	The potential burden and scope of the requested report;

•	Recent significant controversies, litigation, or fines at the company.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

•	General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;

•	The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

•	The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote against resolutions requiring that a company reformulate its products.

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Tobacco-Related Proposals

•	General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and

•	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

•	General Recommendation: Generally vote for resolutions requesting that a company disclose information on the risks related to climate change on its operations and investments, such as financial, physical, or regulatory risks, considering:

•	Whether the company already provides current, publicly-available information on the impact that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and

•	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•	The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

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Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Whether the company provides disclosure of year-over-year GHG emissions performance data;

•	Whether company disclosure lags behind industry peers;

•	The company’s actual GHG emissions performance;

•	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

•	General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

•	The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

•	General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

•	The scope and structure of the proposal;

•	The company’s current level of disclosure on renewable energy use and GHG emissions; and

•	The company’s disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.

Diversity

Board Diversity

•	General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

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Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	Whether the company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

•	General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

•	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

•	General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Environment and Sustainability

Facility and Workplace Safety

•	General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

•	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;

•	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;

•	Recent significant controversies, fines, or violations related to workplace health and safety; and

•	The company’s workplace health and safety performance relative to industry peers.

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Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

•	General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•	The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	The scope of the resolution.

Hydraulic Fracturing

•	General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

•	The company’s current level of disclosure of relevant policies and oversight mechanisms;

•	The company’s current level of such disclosure relative to its industry peers;

•	Potential relevant local, state, or national regulatory developments; and

•	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

Operations in Protected Areas

•	General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

•	General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

•	The nature of the company’s business;

•	The current level of disclosure of the company’s existing related programs;

•	The timetable and methods of program implementation prescribed by the proposal;

•	The company’s ability to address the issues raised in the proposal; and

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•	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

•	General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•	The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

•	General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:

•	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;

•	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;

•	The potential financial impact or risk to the company associated with water-related concerns or issues; and

•	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

General Corporate Issues

Charitable Contributions

•	General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

•	General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

•	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;

•	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;

•	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;

•	Applicable market-specific laws or regulations that may be imposed on the company; and

•	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

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Environmental, Social, and Governance (ESG) Compensation-Related Proposals

•	General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

•	The scope and prescriptive nature of the proposal;

•	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

•	General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

•	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;

•	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;

•	Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and

•	Whether the proposal is unduly burdensome or overly prescriptive.

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Operations in High Risk Markets

•	General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

•	General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

•	General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

•	General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

•	The company’s current disclosure of relevant lobbying policies, and management and board oversight;

•	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

•	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

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Political Contributions

•	General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

•	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;

•	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and

•	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

•	General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

•	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders

7.	MUTUAL FUND PROXIES

Election of Directors

•	General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

•	General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

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Proxy Contests

•	General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which the fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

Investment Advisory Agreements

•	General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

•	General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

•	General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

•	General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

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Changing a Fundamental Restriction to a Nonfundamental Restriction

•	General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

•	General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

•	General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

Change in Fund’s Subclassification

•	General Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

•	General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:

•	The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

•	The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

•	The company has demonstrated responsible past use of share issuances by either:

•	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or

•	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

•	General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

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Changes to the Charter Document

•	General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote against any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

•	General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

•	General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

•	General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

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Master-Feeder Structure

•	General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

•	General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

•	General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

•	General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

•	General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

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ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

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THE GLENMEDE FUND, INC.

PART C. OTHER INFORMATION

Item 28.		Exhibits

(a)	(1)	Articles of Amendment and Restatement, dated October 12, 1988, are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the Securities and Exchange Commission (“SEC”) on December 29, 1995 (“Post-Effective Amendment No. 17”).

	(2)	Articles Supplementary, dated August 16, 1989, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17.

	(3)	Articles Supplementary, dated February 28, 1991, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17.

	(4)	Articles Supplementary, dated March 3, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17.

	(5)	Articles Supplementary, dated June 2, 1992, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17.

	(6)	Articles Supplementary, dated September 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17.

	(7)	Articles Supplementary, dated December 30, 1994, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17.

	(8)	Articles Supplementary, dated February 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on June 7, 1997 (“Post-Effective Amendment No. 21”).

	(9)	Articles Supplementary, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 31, 1997 (“Post-Effective Amendment No. 24”).

	(10)	Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24.

	(11)	Articles of Amendment, dated September 24, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(k) of Post-Effective Amendment No. 24.

	(12)	Articles Supplementary, dated September 26, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24.

	(13)	Articles of Amendment, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(m) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on March 2, 1998 (“Post-Effective Amendment No. 26”).

(14)	Articles Supplementary, dated December 23, 1997, to Articles of Incorporation are incorporated herein by reference to Exhibit 1(n) of Post-Effective Amendment No. 26.

(15)	Articles of Amendment, dated August 20, 1998, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 23, 1998 (“Post-Effective Amendment No. 27”).

(16)	Articles Supplementary, dated October 11, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on October 15, 1999 (“Post-Effective Amendment No. 29”).

(17)	Articles Supplementary, dated December 13, 1999, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 15, 1999 (“Post-Effective Amendment No. 30”).

(18)	Articles of Amendment, dated February 1, 2000, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(18) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2000 (“Post-Effective Amendment No. 31”).

(19)	Articles Supplementary, dated September 25, 2001, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on November 29, 2001 (“Post-Effective Amendment No. 33”).

(20)	Articles Supplementary dated, March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2003 (“Post-Effective Amendment No. 35”).

(21)	Articles of Amendment, dated March 18, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(21) of Post-Effective Amendment No. 35.

(22)	Articles Supplementary, dated July 30, 2002, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35.

(23)	Articles Supplementary, dated December 10, 2003, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 12, 2003 (“Post-Effective Amendment No. 36”).

(24)	Articles Supplementary, dated December 8, 2004, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 25, 2005 (“Post-Effective Amendment No. 39”).

(25)	Articles Supplementary, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39.

(26)	Articles of Amendment, dated February 7, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(26) of Post-Effective Amendment No. 39.

(27)	Articles of Amendment, dated June 14, 2005, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(27) of Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A (Nos.33-22884/811-5577) filed with the SEC on December 15, 2005 (“Post-Effective Amendment No. 40”).

(28)	Articles Supplementary, dated June 15, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2006 (“Post-Effective Amendment No. 42”).

(29)	Articles Supplementary, dated September 13, 2006, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on September 28, 2006 (“Post-Effective Amendment No. 43”).

(30)	Articles Supplementary, dated January 12, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44 of the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 23, 2007 (“Post-Effective Amendment No. 44”).

(31)	Articles Supplementary, dated July 24, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2008 (“Post-Effective Amendment No. 45”).

(32)	Articles of Amendment, dated September 17, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45.

(33)	Articles Supplementary, dated December 28, 2007, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(33) of Post-Effective Amendment No. 45.

(34)	Articles Supplementary, dated March 3, 2008 to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(34) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 46”).

(35)	Articles Supplementary to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(35) of Post-Effective Amendment No. 50 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 30, 2010 (“Post-Effective Amendment No. 50”).

(36)	Articles Supplementary to the Articles of Incorporation are incorporated herein by reference to Exhibit (a)(36) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 52 filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 52”).

(37)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(37) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 55 filed with the SEC on February 24, 2012 (“Post-Effective Amendment No. 55”).

(38)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(38) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 58 filed with the SEC on September 28, 2012 (“Post-Effective Amendment No. 58”).

(39)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(39) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 62 filed with the SEC on February 28, 2014 (“Post-Effective Amendment No. 62”).

(40)	Articles of Amendment, dated February 12, 2014, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(40) of Post-Effective Amendment No. 62.

(41)	Articles Supplementary to Articles of Incorporation, are incorporated herein by reference to Exhibit (a)(41) of Post-Effective Amendment No. 64 filed with the SEC on July 18, 2014 (“Post-Effective Amendment No. 64”).

(42)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(42) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 65 filed with the SEC on September 30, 2014 (“Post-Effective Amendment No. 65”).

(43)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(43) of Post-Effective Amendment No. 65.

(44)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(44) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 75 filed with the SEC on May 1, 2015 (“Post-Effective Amendment No. 75”).

(45)	Articles of Amendment, dated April 21, 2015, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(45) of Post-Effective Amendment No. 75.

(46)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(46) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 76 filed with the SEC on June 25, 2015 (“Post-Effective Amendment No. 76”).

(47)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(47) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 78 filed with the SEC on October 8, 2015 (“Post-Effective Amendment No. 78”).

(48)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(48) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 79 filed with the SEC on December 22, 2015 (“Post-Effective Amendment No. 79”).

(49)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(49) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 83 filed with the SEC on April 15, 2016 (“Post-Effective Amendment No. 83”).

(50)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 86 filed with the SEC on July 14, 2016 (“Post-Effective Amendment No. 86”).

	(51)	Articles of Amendment, dated June 16, 2016, to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(51) of Post-Effective Amendment No. 86.

	(52)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 89 filed with the SEC on October 7, 2016 (“Post-Effective Amendment No. 89”).

	(53)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 90 filed with the SEC on December 21, 2016 (“Post-Effective Amendment No. 90”).

	(54)	Articles of Amendment to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(54) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 95 filed with the SEC on May 5, 2017 (“Post-Effective Amendment No. 95”).

	(55)	Articles Supplementary to Articles of Incorporation are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 97 filed with the SEC on August 30, 2017 (“Post-Effective Amendment No. 97”).

(b)	(1)	By-Laws of Registrant are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1 to the By-Laws of Registrant adopted on September 15, 2004 is incorporated herein by reference to Exhibit (c) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on December 20, 2004 (“Post-Effective Amendment No. 38”).

	(3)	Amendment No. 2 to the By-Laws of Registrant adopted on September 11, 2006 is incorporated herein by reference to Exhibit (b)(3) of Post-Effective Amendment No. 43.

	(4)	By-Laws of Registrant as amended on June 5, 2013 are incorporated herein by reference to Exhibit (b)(4) of Post-Effective Amendment No. 62.

(c)		See: Article Fifth, Articles of Amendment and Restatement, dated October 12, 1988, which are incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 17; Articles Supplementary, dated August 16, 1989, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 28, 1991, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 17; Articles Supplementary dated March 3, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 17; Articles Supplementary dated June 2, 1992 to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(e) of Post-Effective Amendment No. 17; Articles Supplementary, dated September 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 17; Articles Supplementary, dated December 30, 1994, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(g) of Post-Effective Amendment No. 17; Articles Supplementary, dated February 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 21; Articles Supplementary, dated September 24, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(i) of Post-Effective Amendment No. 24; Articles Supplementary, dated September 26, 1997, to Articles of Incorporation which are incorporated herein by reference to Exhibit 1(l) of Post-Effective Amendment No. 24; Articles Supplementary, dated December 23, 1997, to Articles of Incorporation which are incorporated herein by reference as Exhibit 1(n) of Post-Effective Amendment No. 26; Articles Supplementary, dated October 11, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(16) of Post-Effective Amendment No. 29; Articles Supplementary, dated December 13, 1999, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(17) of Post-Effective Amendment No. 30; Articles Supplementary, dated September 25, 2001, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(19) of Post-Effective Amendment No. 33; Articles Supplementary, dated March 18, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(20) of Post-Effective Amendment No. 35; Articles Supplementary, dated July 30, 2002, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(22) of Post-Effective Amendment No. 35; Articles Supplementary, dated December 10, 2003, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(23) of Post-Effective Amendment No. 36; Articles Supplementary, dated December 8, 2004, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(24) of Post-Effective Amendment No. 39; Articles Supplementary, dated February 7, 2005, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(25) of Post-Effective Amendment No. 39; Articles Supplementary, dated June 15, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(28) of Post-Effective Amendment No. 42; Articles Supplementary, dated September 13, 2006, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(29) of Post-Effective Amendment No. 43; Articles Supplementary, dated January 12, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(30) of Post-Effective Amendment No. 44; Articles Supplementary, dated July 24, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(31) of Post-Effective Amendment No. 45; Articles of Amendment, dated September 17, 2007, to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(32) of Post-Effective Amendment No. 45; Articles Supplementary, dated December 28, 2007 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(33) to Post-Effective Amendment No. 45; Articles Supplementary, dated March 3, 2008 to Articles of Incorporation which are incorporated herein by reference to Exhibit (a)(34) to Post-Effective Amendment No. 46; Articles Supplementary, dated April 14, 2010, which are incorporated herein by reference to Exhibit (a)(35) to Post-Effective Amendment No. 50; Articles Supplementary, dated December 15, 2010, which are incorporated by reference to Exhibit (a)(36) to Post-Effective Amendment No. 52; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(37) to Post-Effective Amendment No. 55; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(38) to Post-Effective Amendment No. 58; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(39) to Post-Effective Amendment No. 62; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(41) to Post-Effective Amendment No. 64; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(42) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(43) to Post-Effective Amendment No. 65; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(44) of Post-Effective Amendment No. 75; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(46) of Post-Effective Amendment No. 76; Articles Supplementary to Articles of Incorporation,

which are incorporated by reference to Exhibit (a)(47) of Post-Effective Amendment No. 78; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(48) of Post-Effective Amendment No. 79; Articles Supplementary to Articles of Incorporation, which are incorporated by reference to Exhibit (a)(49) of Post-Effective Amendment No. 83; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(50) of Post-Effective Amendment No. 86; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(52) of Post-Effective Amendment No. 89; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(53) of Post-Effective Amendment No. 90; Articles Supplementary to Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(55) of Post-Effective Amendment No. 97; and Sections (7) and (11) of Article II, Article VII and Section (3) of Article VIII of Registrant’s By-Laws which are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17.

(d)	(1)	Investment Advisory Agreement between Registrant and The Glenmede Trust Company, dated October 25, 1988, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 17.

	(2)	Amendment No. 1, dated September 13, 1994, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 17.

	(3)	Supplement, dated November 1, 1992, to Investment Advisory Agreement between Registrant and The Glenmede Trust Company, relating to the International Fixed Income and Large Cap Value Portfolios is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 17.

	(4)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio (formerly, the Small Capitalization Equity Portfolio), dated January 1, 1998, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 27.

	(5)	Investment Advisory Agreement between the Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(12) to of Post-Effective Amendment No. 31.

	(6)	Sub-Investment Advisory Agreement among the Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31.

	(7)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity, International and Large Cap Value Portfolios is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 28, 2001 (“Post-Effective Amendment No. 32”).

(8)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the Small Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 32.

(9)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Investment Advisory Agreement between Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 32.

(10)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and TCW Investment Management Company (formerly, TCW Funds Management, Inc.) relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 32.

(11)	Assumption and Guarantee, dated September 1, 2000, between The Glenmede Trust Company and Glenmede Advisers, Inc. with respect to the Sub-Investment Advisory Agreement among Registrant, The Glenmede Trust Company and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 32.

(12)	Sub-Investment Advisory Agreement, dated July 6, 2001, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management Company relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 33.

(13)	Investment Advisory Agreement, dated January 1, 2002, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Fund (formerly, the Institutional International Portfolio) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on January 29, 2002 (“Post-Effective Amendment No. 34”).

(15)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Winslow Capital Management, Inc. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36.

(16)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and TCW Investment Management relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36.

(17)	Amendment No. 1 to Sub-Investment Advisory Agreement, dated as of March 17, 2003, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36.

(18)	Sub-Investment Advisory Agreement, dated as of August 1, 2003, among Registrant, Glenmede Advisers, Inc. and Sterling Johnston Capital Management, L.P. relating to the U.S. Emerging Growth Portfolio (formerly, the Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36.

(19)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap 100 Portfolio is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 39.

(20)	Investment Advisory Agreement, dated as of February 27, 2004, between Registrant and Glenmede Advisers, Inc. relating to Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 39.

(21)	Amendment No. 2 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to Core Fixed Income Portfolio, International Portfolio, Large Cap Value Portfolio and Strategic Equity Portfolio is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40.

(22)	Amendment No. 1 to Investment Advisory Agreement, dated as of August 1, 2005, between Registrant and Glenmede Advisers, Inc. relating to U.S. Emerging Growth Portfolio is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40.

(23)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 43.

(24)	Investment Advisory Agreement, dated September 26, 2006, between Registrant and Glenmede Advisers, Inc. relating to Absolute Return Portfolio is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 43.

(25)	Sub-Investment Advisory Agreement, dated January 1, 2002, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 34.

(26)	Amendment No. 2 to Sub-Investment Advisory Agreement, dated as of August 1, 2005, among Registrant, Glenmede Advisers, Inc. and Philadelphia International Advisors LP. relating to International Portfolio is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40.

(27)	Amendment No. 3 to Sub-Investment Advisory Agreement, dated as of January 1, 2007, among Registrant, Glenmede Advisers, Inc., Glenmede Investment Management, LP, Philadelphia International Advisors LP relating to International Portfolio is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 44.

(28)	Amendment to Investment Advisory Agreements, dated as of January 1, 2007, among the Registrant, Glenmede Advisers, Inc., and Glenmede Investment Management LP, relating to the Government Cash, Tax-Exempt Cash, Core Fixed Income (formerly, Intermediate Government), Strategic Equity (formerly, Equity), International, Large Cap Value (formerly, Model Equity), U.S. Emerging Growth (formerly, Small Capitalization Growth), Small Cap Equity (formerly, Small Capitalization Equity), Large Cap Growth, Large Cap 100, Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 44.

(29)	Contractual Fee Waiver Agreement, dated February 15, 2007, between Registrant and Glenmede Investment Management LP relating to the Absolute Return and Total Market Long/Short Portfolios is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 44.

(30)	Contractual Fee Waiver Agreement, dated February 20, 2008, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 45.

(31)	Contractual Fee Waiver Agreement, dated February 3, 2010, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 48.

(32)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 50.

(33)	Investment Advisory Agreement between Registrant and Philadelphia International Advisors LP, relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 53.

(34)	Investment Advisory Agreement between Registrant and Philadelphia International Advisors LP, relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 53

(35)	Contractual Fee Waiver Agreement, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 53.

(36)	Contractual Fee Waiver Agreement, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 53.

(37)	Contractual Fee Waiver Agreement, dated February 10, 2011, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 53.

(38)	Contractual Fee Waiver Agreement, dated May 25, 2011, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 55.

(39)	Contractual Fee Waiver Agreement, dated May 25, 2011, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 55.

(40)	Contractual Fee Waiver Agreement, dated February 1, 2012, between Registrant and Glenmede Investment Management, L.P. relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 55.

(41)	Contractual Fee Waiver Agreement, dated February 1, 2012, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 55.

(42)	Contractual Fee Waiver Agreement, dated February 1, 2012, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Small Cap Fund is incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 55.

(43)	Investment Advisory Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP, relating to the International Secured Options Portfolio is incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 58.

(44)	Contractual Fee Waiver Agreement, dated September 28, 2012, between Registrant and Glenmede Investment Management LP relating to International Secured Options Portfolio is incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 58.

(45)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Glenmede Investment Management, L.P. relating to the Long/Short and Total Market Portfolios is incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 60.

(46)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 60.

(47)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Small Cap Fund is incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 60.

(48)	Contractual Fee Waiver Agreement, dated February 1, 2013, between Registrant and Glenmede Investment Management LP relating to International Secured Options Portfolio is incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 60.

(49)	Contractual Fee Waiver Agreement, dated November 15, 2013, between Registrant and Glenmede Investment Management, L.P. relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 62.

(50)	Contractual Fee Waiver Agreement, dated November 15, 2013, between Registrant and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 62.

(51)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Glenmede Investment Management, L.P. relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 62.

(52)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 62.

(53)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 62.

(54)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Glenmede Investment Management LP relating to International Secured Options Portfolio is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 62.

(55)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Glenmede Investment Management, L.P. relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 62.

(56)	Contractual Fee Waiver Agreement, dated February 1, 2014, between Registrant and Philadelphia International Advisors LP relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 62.

(57)	Investment Advisory Agreement, dated September 30, 2014, between Registrant and Glenmede Investment Management LP, relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 65.

(58)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 65.

(59)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Fund is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 65.

(60)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Philadelphia International Advisors LP relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 65.

(61)	Contractual Fee Waiver Agreement, dated September 17, 2014, between Registrant and Philadelphia International Advisors LP relating to Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 65.

(62)	Contractual Fee Waiver Agreement, dated September 30, 2014, between Registrant and Glenmede Investment Management LP relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 65.

(63)	Interim Investment Advisory Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 78.

(64)	Interim Investment Advisory Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 78.

(65)	Interim Contractual Fee Waiver Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 78.

(66)	Interim Contractual Fee Waiver Agreement, dated June 30, 2015, between Registrant and Segall Bryant & Hamill, LLC relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 78.

(67)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 79.

(68)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 79.

(69)	Investment Advisory Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 79.

(70)	Sub-Investment Advisory Agreement, dated December 22, 2015, among the Registrant, Glenmede Investment Management LP and Capital Guardian Trust Company, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 79.

(71)	Contractual Fee Waiver Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 79.

(72)	Contractual Fee Waiver Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 79.

(73)	Contractual Fee Waiver Agreement, dated December 22, 2015, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 79.

(74)	Investment Advisory Agreement, dated October 29, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 79.

(75)	Investment Advisory Agreement, dated October 29, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 79.

(76)	Contractual Fee Waiver Agreement, dated October 29, 2015, between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 79.

(77)	Contractual Fee Waiver Agreement, dated October 29, 2015 between Registrant and Segall Bryant & Hamill, LLC, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 79.

(78)	Contractual Fee Waiver Agreement, dated February 26, 2016, between Registrant and Glenmede Investment Management LP, relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on February 26, 2016 (“Post-Effective Amendment No. 81”).

(79)	Contractual Fee Waiver Agreement, dated February 26, 2016, between Registrant and Glenmede Investment Management LP relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 81.

(80)	Contractual Fee Waiver Agreement, dated February 26, 2016, between Registrant and Glenmede Investment Management LP relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 81.

(81)	Investment Advisory Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) filed with the SEC on June 29, 2016 (“Post-Effective Amendment No. 84”).

(82)	Contractual Fee Waiver Agreement, dated June 29, 2016, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 84.

(83)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 90.

(84)	Contractual Fee Waiver Agreement between Registrant and Glenmede Investment Management LP, relating to the Equity Income Portfolio is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 90.

(85)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment of Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-05577) No. 92 filed with the SEC on February 28, 2017 (“Post-Effective Amendment No. 92”).

(86)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Mid Cap Equity Portfolio is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 92.

(87)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the International Portfolio is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 92.

(88)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Responsible ESG U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 92.

(89)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Long/Short and Total Market Portfolios is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 92.

(90)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the Women in Leadership U.S. Equity Portfolio is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 92.

(91)	Contractual Fee Waiver Agreement, dated February 6, 2017, between Registrant and Glenmede Investment Management LP, relating to the High Yield Municipal Portfolio is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 92.

(92)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio, is filed herein as Exhibit (d)(92).

(93)	Investment Advisory Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (d)(93).

(94)	Contractual Fee Waiver Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Large Cap Value Equity Portfolio, is filed herein as Exhibit (d)(94).

(95)	Contractual Fee Waiver Agreement between Registrant and Glenmede Investment Management LP, relating to the Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (d)(95).

(e)	(1)	Distribution Agreement, dated July 1, 2008, among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated by herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 46.

	(2)	Distribution Agreement, dated July 1, 2008, among the Registrant, Quasar Distributors, LLC and Philadelphia International Advisors LP is incorporated by herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 46.

	(3)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 50.

	(4)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Philadelphia International Advisors LP adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 53.

	(5)	Amendment No. 2 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 58.

	(6)	Amendment No. 3 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 65.

	(7)	Distribution Agreement, dated June 30, 2015, among the Registrant, Quasar Distributors, LLC and Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 78.

	(8)	Distribution Agreement, dated September 10, 2015, among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 78.

	(9)	Amendment No. 1 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 84.

	(10)	Amendment No. 2 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 90.

	(11)	Amendment No. 3 to the Distribution Agreement among the Registrant, Quasar Distributors, LLC and Glenmede Investment Management LP adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (e)(11).

(f)		Not Applicable.

(g)	(1)	Custody Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33.

	(2)	Delegation Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 33.

	(3)	Amendment to Custody Agreement, effective March 28, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 36.

	(4)	First Amendment to Custody Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 37 to registrant’s Registration Statement on Form N1-A (Nos. 33-22884/811-5577) filed with the SEC on February 27, 2004 (“Post-Effective Amendment No. 37”).

	(5)	Second Amendment to Custody Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 43.

	(6)	Transfer Agency Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 33.

	(7)	First Amendment to Transfer Agency Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 37.

	(8)	Second Amendment to Transfer Agency Agreement, dated September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 43.

	(9)	Third Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(9) of Post-Effective Amendment No. 50.

	(10)	Third Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(10) of Post-Effective Amendment No. 50.

	(11)	Fourth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (g)(11) of Post-Effective Amendment No. 53.

	(12)	Fourth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (g)(12) of Post-Effective Amendment No. 53.

(13)	Fifth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(13) of Post-Effective Amendment No. 58.

(14)	Fifth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding International Secured Options Portfolio, is incorporated herein by reference to Exhibit (g)(14) of Post-Effective Amendment No. 58.

(15)	Sixth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 62.

(16)	Sixth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (g)(16) of Post-Effective Amendment No. 65.

(17)	Seventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (g)(17) of Post-Effective Amendment No. 65.

(18)	Seventh Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(18) of Post-Effective Amendment No. 79.

(19)	Eighth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (g)(19) of Post-Effective Amendment No. 79.

(20)	Eighth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(20) of Post-Effective Amendment No. 84.

(21)	Ninth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (g)(21) of Post-Effective Amendment No. 84.

(22)	Ninth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(22) of Post-Effective Amendment No. 90.

(23)	Tenth Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (g)(23) of Post-Effective Amendment No. 90.

	(24)	Tenth Amendment to Custody Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (g)(24).

	(25)	Eleventh Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (g)(25).

(h)	(1)	Administration Agreement, dated as of September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 33.

	(2)	First Amendment to Administration Agreement, dated as of December 10, 2003, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 37.

	(3)	Second Amendment to Administration Agreement, dated September 26, 2006, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 43.

	(4)	Amended and Restated Shareholder Servicing Plan and related Agreement, dated September 26, 2006, between the Registrant and The Glenmede Trust Company N.A. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 43.

	(5)	Securities Lending Agency Agreement, dated September 1, 2001, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 43.

	(6)	Amendment No. 1 to Securities Lending Agency Agreement, dated as of February 28, 2004, between Registrant and Investors Bank & Trust Company, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43.

	(7)	Amendment No. 2 to Securities Lending Agency Agreement, dated as of September 19, 2006, between Registrant and Investors Bank & Trust Company is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 43.

	(8)	Securities Lending Authorization Agreement, dated as of September 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 45.

	(9)	Termination and Renewal Agreement, dated as of August 1, 2007, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 45.

	(10)	First Amendment to Securities Lending Authorization Agreement, dated as of October 15, 2009, between Registrant and State Street Bank and Trust Company, is incorporated herein by reference to Exhibit (h)(10) of Post-Effective No. 47.

	(11)	Securities Lending and Services Agreement, dated as of October 15, 2009, between the Registrant, on behalf of its Long/Short Portfolio and Total Market Portfolio and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(11) of Post-Effective No. 47.

(12)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 50.

(13)	Third Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 50.

(14)	Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 50.

(15)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 53.

(16)	Fourth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (h)(16) of Post-Effective Amendment No. 53.

(17)	Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 53.

(18)	Purchasing Fund Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(18) of Post-Effective Amendment No. 53.

(19)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 58.

(20)	Fifth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 58.

(21)	Fourth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 58.

(22)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 65.

(23)	Sixth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (h)(23) of Post-Effective Amendment No. 65.

(24)	Fifth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 65.

(25)	Seventh Amendment to the Administration Agreement, dated July 14, 2015, between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(25) of Post-Effective Amendment No. 78.

(26)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(26) of Post-Effective Amendment No. 78.

(27)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is incorporated herein by reference to Exhibit (h)(27) of Post-Effective Amendment No. 79.

(28)	Eighth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio and High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (h)(28) of Post-Effective Amendment No. 79.

(29)	Sixth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Women in Leadership U.S. Equity Portfolio and Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (h)(29) of Post-Effective Amendment No. 79.

(30)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(30) of Post-Effective Amendment No. 84.

(31)	Ninth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Short Term Tax Aware Fixed Income Portfolio is incorporated herein by reference to Exhibit (h)(31) of Post-Effective Amendment No. 84.

(32)	Seventh Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(32) of Post-Effective Amendment No. 89.

(33)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement is incorporated herein by reference to Exhibit (h)(33) of Post-Effective Amendment No. 90.

(34)	Tenth Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to Exhibit (h)(34) of Post-Effective Amendment No. 90.

(35)	Eighth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Equity Income Portfolio is incorporated herein by reference to
Exhibit (h)(35) of Post-Effective Amendment No. 90.

(36)	Amended and Restated Amended Shareholder Servicing Plan and related Agreement, is filed herein as Exhibit (h)(36).

(37)	Eleventh Amendment to Administration Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (h)(37).

	(38)	Ninth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(38) of Post-Effective Amendment No. 97.

	(39)	Tenth Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company adding the Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (h)(39).

(i)	(1)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-22884/811-5577) as filed with the SEC on December 30, 1997 (“Post-Effective Amendment No. 25”).

	(2)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(2) of Post-Effective Amendment No. 29.

	(3)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 36.

	(4)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 42.

	(5)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(5) of Post-Effective Amendment No. 50.

	(6)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(6) of Post-Effective Amendment No. 52.

	(7)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(7) of Post-Effective Amendment No. 58.

	(8)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(8) of Post-Effective Amendment No. 65.

	(9)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(9) of Post-Effective Amendment No. 76.

	(10)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(10) of Post-Effective Amendment No. 79.

	(11)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(11) of Post-Effective Amendment No. 84.

	(12)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(12) of Post-Effective Amendment No. 86.

	(13)	Opinion of Counsel as to Legality of Securities Being Registered is incorporated herein by reference to Exhibit (i)(13) of Post-Effective Amendment No. 90.

	(14)	Opinion of Counsel as to Legality of Securities Being Registered is filed herein as Exhibit (i)(14).

(j)	(1)	Consent of Drinker Biddle & Reath LLP is filed herein as Exhibit (j)(1).

	(2)	Not Applicable.

(k)		Not Applicable.

(l)	(1)	Purchase Agreement, dated December 28, 1999, between Registrant and The Glenmede Trust Company relating to the U.S. Emerging Growth Portfolio (formerly, Small Capitalization Growth Portfolio) is incorporated herein by reference to Exhibit (1)(3) of Post-Effective Amendment No. 31.

	(2)	Purchase Agreement, dated February 27, 2004, between Registrant and The Glenmede Trust Company relating to the Large Cap 100 Portfolio and Large Cap Growth Portfolio is incorporated herein by reference to Exhibit (l)(2) of Post-Effective Amendment No. 39.

	(3)	Purchase Agreement, dated September 26, 2006, between Registrant and The Glenmede Trust Company, N.A. relating to the Absolute Return Portfolio and Total Market Long/Short Portfolio is incorporated herein by reference to Exhibit (l)(3) of Post-Effective Amendment No. 43.

	(4)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A. relating to the Secured Options Portfolio is incorporated herein by reference to Exhibit (l)(4) of Post-Effective Amendment No. 50.

	(5)	Purchase Agreement between Registrant and The Philadelphia International Advisors LP, relating to the Philadelphia International Emerging Markets Fund is incorporated herein by reference to Exhibit (l)(5) of Post-Effective Amendment No. 55.

	(6)	Purchase Agreement between Registrant and The Philadelphia International Advisors LP, relating to the Philadelphia International Small Cap Fund is incorporated herein by reference to Exhibit (l)(6) of Post-Effective Amendment No. 55.

	(7)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the International Secured Options Portfolio, is incorporated herein by reference to Exhibit (l)(7) of Post-Effective Amendment No. 58.

	(8)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Mid Cap Equity Portfolio, is incorporated herein by reference to Exhibit (l)(8) of Post-Effective Amendment No. 65.

	(9)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Women in Leadership U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(9) of Post-Effective Amendment No. 79.

	(10)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Responsible ESG U.S. Equity Portfolio, is incorporated herein by reference to Exhibit (l)(10) of Post-Effective Amendment No. 79.

	(11)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the High Yield Municipal Portfolio, is incorporated herein by reference to Exhibit (l)(11) of Post-Effective Amendment No. 79.

	(12)	Purchase Agreement between Registrant and The Glenmede Trust Company, N.A., relating to the Short Term Tax Aware Fixed Income Portfolio, is incorporated herein by reference to Exhibit (l)(12) of Post-Effective Amendment No. 84.

	(13)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Equity Income Portfolio, is incorporated herein by reference to Exhibit (l)(13) of Post-Effective Amendment No. 90.

	(14)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Large Cap Value Equity Portfolio, is filed herein as Exhibit (l)(14).

	(15)	Purchase Agreement between Registrant and The Glenmede Corporation, relating to the Quantitative U.S. Small Cap Equity Portfolio, is filed herein as Exhibit (l)(15).

(m)		Not Applicable.

(n)	(1)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated September 18, 2013 is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 62.

	(2)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Mid Cap Equity Portfolio, dated September 17, 2014, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 65.

	(3)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Large Cap Core Portfolio and Large Cap Growth Portfolio, dated June 11, 2015, is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 76.

	(4)	Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System adding the Secured Options Portfolio, dated June 16, 2016, is incorporated herein by reference to Exhibit (n)(4) of Post-effective Amendment No. 86.

(o)		Reserved.

(p)	(1)	Revised Code of Ethics of The Glenmede Fund, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 79.

	(2)	Amended Code of Ethics of Glenmede Investment Management LP is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 62.

	(3)	Amended Personal Trading Guidelines of Philadelphia International Advisors LP as Advisor to the Philadelphia International Fund, Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund and Sub-Advisor to the International Portfolio is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 62.

	(4)	Code of Ethics of Segall Bryant & Hamill, LLC is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 78.

	(5)	Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 81.

	(6)	Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 92.

(q)	(1)	Powers of Attorney for H. Franklin Allen, Ph.D., Susan W. Catherwood, William L. Cobb, Jr., Gail E. Keppler, G. Thompson Pew, Jr. and Harry Wong are incorporated herein by reference to Exhibit (q)(1) of Post-Effective No. 47.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Registrant is not controlled by or under common control with any person. Registrant is controlled by its Board of Directors.

Item 30.	Indemnification

Reference is made to Article Ten of the Registrant’s Amended and Restated Article of Incorporation, incorporated herein by reference to Exhibit 1. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

(a)	Glenmede Investment Management LP

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant’s affairs and, with respect to each such person, the name and business address of the Company (if any) with which such person has been connected at any time since October 31, 2015, as well as the capacity in which such person was connected.

Name and Position with Glenmede Investment Management LP	Business Address of other Company	Connection with other Company
Gordon B. Fowler, Managing Director Chief Investment Officer	The Glenmede Trust Company, N.A.	President, Chief Executive Officer, Chief Investment Officer and Board Member
	Church Pension Fund	Board Member
	Curtis Institute of Music	Board Member
	Widows Corporation	Board Member
	St. James School	Board Member

Mary Ann B. Wirts, Managing Director Chief Administrative Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Administrative Officer
	Morris Animal Refuge	Board Member
	The Acorn Club	Board Member

Peter Zuleba, Managing Director President	The Glenmede Trust Company, N.A.	Managing Director and Director of Investment Management

Laura Williamson, Managing Director and Chief Operating Officer	The Glenmede Trust Company, N.A.	Managing Director and Chief Operating Officer
	Philadelphia Futures	President of the Board
	Barra Foundation	Board Member

Jordan Savitch Managing Director	The Glenmede Trust Company, N.A.	Managing Director, General Counsel and Director of Business Assurance

(b)	Capital Guardian Trust Company

Reference is made to the caption of “Investment Advisor” in the Prospectuses in Part A of this Registration Statement and “Investment Advisory and Other Services” in Part B of this Registration Statement.

None*.

*	Capital Guardian Trust Company is a wholly owned subsidiary of Capital Group International, Inc. which is owned by Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc. Officers of Capital Guardian Trust Company may also be directors or officers of other corporate entities that are also direct or indirect subsidiaries of The Capital Group Companies, Inc. The Capital Group code of ethics discourages associates from serving on the board of directors of any unaffiliated private or public company and the senior officers listed above have not served as a director or officer of any unaffiliated company since October 31, 2015.

Item 32.	Principal Underwriters

(a)	In addition to The Glenmede Fund, Inc., Quasar Distributors, LLC (“Quasar Distributors”) currently acts as distributor for The Glenmede Portfolios. Quasar Distributors also acts as principal underwriter for the following investment companies:

1919 Funds
Abbey Capital Futures Strategy Fund
AC One China Fund
ACSI Funds
Advantus Mutual Funds
Advisors Asset Management Funds
Aegis Funds
Akre Funds
Allied Asset Advisors Funds
AlphaClone ETF Fund
AlphaMark ETFs
Alpha Architect Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
Altair Funds

American Trust
Amplify ETFs
Angel Oak Funds
Aptus ETF
Barrett Growth Fund
Barrett Opportunity Fund
Becker Value Equity Fund
Bogle Investment Management
Boston Common Funds
Boston Partners Funds
Bramshill Funds
Bridge Builder Trust
Bridge City Capital
Bridges Investment Fund, Inc.
Bright Rock Funds
Brookfield Investment Funds
Brown Advisory Funds
BMT Investment Funds
Buffalo Funds
Campbell Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
CBOE Vest Financial ETFs
CG Funds Trust
Change Finance, Inc.
Chase Funds
ClearShares ETF
Coho Partners
Coldstream Funds
Collins Capital Funds
Congress Funds
Convergence Funds
Cove Street Capital Funds
CrossingBridge Funds
Cushing Funds
Davidson Funds
Dearborn Funds
Diamond Hill
DoubleLine Funds
Edgar Lomax Value Fund
Evercore Equity Fund
Evermore Global Investors Trust
Fiera Capital Funds
First American Funds, Inc.
First State Investments Funds
Fort Pitt Capital Group, Inc.
Fulcrum Funds
Fund X Funds
Geneva Advisors Funds
Gerstein Fisher Funds
Glenmede Fund, Inc.

Glenmede Portfolios
GoodHaven Funds
Great Lakes Funds
Greenspring Fund
Green Square
Harding Loevner Funds
Heitman Funds
Hennessy Funds Trust
Highmore Funds
Hodges Funds
Hood River Funds
Horizon Investment Funds
Hotchkis & Wiley Funds
Huber Funds
Infinity Q Funds
Infusive Funds
Intrepid Capital Management
IronBridge Funds
Jackson Square Partners
Jacob Funds, Inc.
Jensen Funds
Kellner Funds
Kensho ETFs
Kirr Marbach Partners Funds, Inc
Lawson Kroeker Funds
LKCM Funds
LoCorr Investment Trust
Logan Capital Funds
Loncar ETFs
Lyxor Asset Management Funds
MainGate MLP Funds
Marketfield Fund
Marmot Funds
Matrix Asset Advisors, Inc.
Matson Money Funds
MD Sass
Miller Value Funds
Monetta Trust
Morgan Dempsey Funds
Muhlenkamp Fund
Muzinich Funds
Nationwide Funds
Nicholas Funds
Nuance Funds
Oakhurst Funds
Oaktree Funds
Orinda Funds
O’Shaughnessy Funds
Osterweis Funds
Otter Creek Funds

Parker Global Strategies Fund
Pension Partners Funds
Permanent Portfolio Funds
Pemberwick Funds
Perritt Funds, Inc.
PIA Funds
Poplar Forest Funds
Port Street Funds
Premise Capital ETFs
Primecap Odyssey Funds
ProcureAM ETFs
Prospector Funds
Provident Mutual Funds, Inc.
Pzena Funds
Quantum Advisors ETF
Rainier Funds
Rareview Funds
RBC Funds Trust
Reinhart Funds
RiverNorth Funds
Rockefeller Funds
Scharf Funds
Schneider Funds
Semper Funds
SerenityShares
Shenkman Funds
SIMS Total Return Fund
SL Advisors ETF
Smith Group Funds
Snow Capital Family of Funds
Soundwatch Fund
Spyglass Funds
StrongVest
Summit Global Funds
Thomas White Funds
Thompson IM Funds, Inc.
Tiedemann Funds
TorrayResolute Funds
Tortoise Funds
Trillium Funds
TrimTabs ETF
Trust and Fiduciary Management Services ETF
Tygh Capital Management
USQ Funds
USA Mutuals Funds
USCA Shield Fund
US Global ETFs
Validea Funds
Vert Global REITs
Vident Funds
Villere & Co.

Wasmer Schroeder Funds
WBI Funds
Weiss Multi-Strategy Funds
Westchester Capital Funds
Whitford ETF
Wisconsin Capital Funds, Inc.

Quasar Distributors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. Quasar Distributors is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	Information regarding Quasar Distributors is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

The business address for each of the executive officers and directors of Quasar Distributors, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

CRD # on Form BD

103848

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Officers With Fund
James Robert Schoenike	President and Board Member	None
Joe Redwine	Board Member	None
Joseph Bree	Chief Financial Officer	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None

(c)	Not applicable

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Rules thereunder will be maintained at the offices of:

(1)	Glenmede Investment Management LP

One Liberty Place

1650 Market Street, Suite 1200

Philadelphia, Pennsylvania 19103

(records relating to its functions as investment advisor)

(2)	Capital Guardian Trust Company

333 South Hope Street

Los Angeles, CA 90071

(records relating to its functions as sub-investment advisor to the High Yield Municipal Portfolio)

(3)	State Street Bank and Trust Company

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

(records relating to its functions as custodian, administrator, transfer agent,

dividend disbursing agent, securities lending agent and short sales lending agent)

(4)	Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

(records relating to its functions as distributor)

(5)	Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, Pennsylvania 19103-6996

(Registrant’s minute books)

Item 34.	Management Services

Not applicable.

Item 35.	Undertaking

(a)	Registrant undertakes to comply with the provisions of Section 16(c) of the 1940 Act in regard to shareholders’ right to call a meeting of shareholders for the purpose of voting on the removal of directors and to assist in shareholder communications in such matters, to the extent required by law. Specifically, the Registrant will, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, call a meeting of shareholders for the purpose of voting upon the question of the removal of directors, and the Registrant will assist in shareholder communications as required by Section 16(c) of the 1940 Act.

(b)	Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant’s latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 98 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 98 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 13th day of November, 2017.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 98 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of November, 2017.

Signature	Title	Date

*	Chairman	November 13, 2017
G. Thompson Pew, Jr.

/s/ Mary Ann B. Wirts	President	November 13, 2017
Mary Ann B. Wirts	(Chief Executive Officer)

*	Director	November 13, 2017
H. Franklin Allen, Ph.D.

*	Director	November 13, 2017
Susan W. Catherwood

*	Director	November 13, 2017
William L. Cobb, Jr.

*	Director	November 13, 2017
Gail E. Keppler

*	Director	November 13, 2017
Harry Wong

/s/ Kent E. Weaver	Treasurer	November 13, 2017
Kent E. Weaver	(Chief Financial Officer and Principal Financial Officer)

*By	/s/ Michael P. Malloy
Michael P. Malloy, Attorney-in-fact

EXHIBIT INDEX

Exhibit No.

(d)	(92)	Investment Advisory Agreement

(d)	(93)	Investment Advisory Agreement

(d)	(94)	Contractual Fee Waiver Agreement

(d)	(95)	Contractual Fee Waiver Agreement

(e)	(11)	Amendment No. 3 to Distribution Agreement

(g)	(24)	Tenth Amendment to Custody Agreement

(g)	(25)	Eleventh Amendment to Transfer Agency and Service Agreement

(h)	(36)	Amended and Restated Amended Shareholder Servicing Plan and Related Agreement

(h)	(37)	Eleventh Amendment to Administration Agreement

(h)	(39)	Tenth Amendment to Securities Lending Authorization Agreement

(i)	(14)	Opinion of Counsel as to Legality of Securities Being Registered

(j)	(1)	Consent of Drinker Biddle & Reath LLP

(l)	(14)	Purchase Agreement

(l)	(15)	Purchase Agreement